UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5850

OneAmerica Funds, Inc.
(Exact name of registrant as specified in charter)

1 American Square, Indianapolis, IN,			46282
(Address of principal executive offices)			(Zip code)

Jennifer D. Pressley 1 American Square, Indianapolis, IN, 46282
(Name and address of agent for service)

Registrant’s telephone number, including area code:		317-285-1877

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission no later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N- CSR in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Stockholders.

June 30, 2013

OneAmerica® Funds, Inc.

Semi-Annual Report

Note: The report and the financial statements contained herein are submitted for the general information of the Participants. The report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of OneAmerica Funds, Inc., and AUL American Unit Trust, AUL American Individual Unit Trust, AUL American Individual Variable Life Unit Trust, or AUL American Individual Variable Annuity Unit Trust which contains further information concerning the sales charge, expenses, and other pertinent information.

Registered group and individual variable annuity and variable life contracts issued by American United Life Insurance Company® (AUL) are distributed by OneAmerica Securities, Inc., Member FINRA, SIPC, a wholly owned subsidiary of AUL.

OneAmerica® Funds, Inc.

Directors and Officers of OneAmerica Funds, Inc.

Joseph E. DeGroff , Chairman of the Board

Gilbert F. Viets, Director (1)

Stephen J. Helmich, Director (1)

Dr. James L. Isch, Director (1)

Elaine E. Bedel, Director

J. Scott Davison, President

Christopher D. Pohl, Treasurer

Richard M. Ellery, Secretary and
Chief Compliance Officer

Stephen L. Due, Assistant Secretary

Susan E. Uhl, Anti-Money Laundering Officer

(1)  Audit Committee

A Message
From
The President
of OneAmerica Funds, Inc.

It is a pleasure to present this semiannual report for OneAmerica Funds, Inc. covering the six-month period from January 1, 2013 through June 30, 2013. This report includes performance, financial information and holdings for each portfolio. I hope you find this information useful as you monitor your investments.

As we began 2013, the markets were both relieved and worried. Congress successfully handled the fiscal cliff, but still faced three major deadlines: sequestration, the continuing resolution and the federal debt ceiling. Investors were particularly concerned as to how these negotiations would impact our economic recovery and investment markets.

Surprisingly, our U.S. economy has shown remarkable resilience in the face of substantial fiscal austerity. Second quarter GDP increased at a 1.7 percent annualized rate, driven primarily by a recovery in the housing market, stronger consumer sentiment and sporadic improvement in the labor market.

But the Federal Reserve startled investors during the second quarter in an attempt to provide "transparent" communication. Chairman Ben Bernanke announced that the Fed could taper bond purchases as early as year-end 2013 and halt purchases altogether by mid-2014, as long as U.S. economic growth and labor improvements performed in line with Fed projections.

Financial markets, which have become overly dependent on Federal Open Market Committee stimulus, did not take the news well. The U.S. equity market sold off while fixed income yields increased. After observing the negative reaction by investment markets, senior Fed officials have sought to reassure investors that the central bank will withdraw its assistance gradually and only if U.S. economic growth remains intact.

During the second half of 2013, we expect macro uncertainty to continue. Decisions by the Fed regarding changes in monetary policy will also be a key driver of investment returns. If the Fed changes monetary policy because they have become more optimistic about the economic outlook, then equities may be able to continue their advance during the second half of the year. However, the fixed income market may not fare as well. Once monetary policy becomes more restrictive, we can expect additional upward movement in interest rates and downward pressure on bond prices.

OneAmerica Funds, Inc. is comprised of five portfolios, each with a different directive. The Value Portfolio is an equity portfolio utilizing a multicap, value approach. The investment objectives of the Money Market Portfolio are to provide current income, preserve assets and maintain liquidity. The Investment Grade Bond Portfolio focuses primarily on intermediate investment grade bonds. The Asset Director Portfolio is a managed portfolio investing in stocks, bonds and cash based on our outlook for these various asset classes. And finally, the Socially Responsive Portfolio typically invests in financially strong companies that also adhere to specific moral beliefs.

Investment performance for each portfolio in OneAmerica Funds, Inc. for the first half of 2013 has been listed below.

Portfolio	Class O	Advisor Class
Value Portfolio	14.5%	14.3%
Money Market Portfolio	0.0%	0.0%
Investment Grade Bond Portfolio	-2.5%	-2.6%
Asset Director Portfolio	7.7%	7.6%
Socially Responsive Portfolio	13.2%	13.0%

During the first half of 2013, the Value and Asset Director Portfolios outperformed their respective benchmarks while the Investment Grade Bond Portfolio provided returns commensurate to the Barclays U.S. Aggregate Bond Index. Long-term performance is also attractive as the Value, Asset Director and Investment Grade Bond Portfolios have outperformed their 10-year benchmarks.

Performance numbers for the OneAmerica portfolios are net of investment advisory fees and other expenses paid by each portfolio, but do not reflect specified contract, mortality and expense risk charges.

As always, I am grateful for the confidence you have placed in us and by continuing to invest in OneAmerica Funds, Inc.

J. Scott Davison
President
OneAmerica Funds, Inc.

Indianapolis, Indiana
August 12, 2013

(This Page Intentionally Left Blank)

Fees and Expenses (unaudited)

As an indirect shareholder of the OneAmerica Funds, Inc. (the "Fund"), you incur management fees, distribution fees (with respect to the Advisor Class), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads) nor do they have any variable contract costs. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period[1]
Value – Class O
Actual	$1,000.00	$1,144.90	0.59%	$3.12
Hypothetical (5% return before expenses)	1,000.00	1,021.88	0.59	2.94
Value – Advisor Class
Actual	1,000.00	1,143.30	0.89	4.71
Hypothetical (5% return before expenses)	1,000.00	1,020.40	0.89	4.44
Money Market – Class O
Actual	1,000.00	1,000.00	0.09	0.44
Hypothetical (5% return before expenses)	1,000.00	1,024.35	0.09	0.45
Money Market – Advisor Class
Actual	1,000.00	1,000.00	0.09	0.44
Hypothetical (5% return before expenses)	1,000.00	1,024.35	0.09	0.45
Investment Grade Bond – Class O
Actual	1,000.00	975.20	0.65	3.16
Hypothetical (5% return before expenses)	1,000.00	1,021.60	0.65	3.23
Investment Grade Bond – Advisor Class
Actual	1,000.00	973.80	0.95	4.63
Hypothetical (5% return before expenses)	1,000.00	1,020.11	0.95	4.74
Asset Director – Class O
Actual	1,000.00	1,077.40	0.59	3.05
Hypothetical (5% return before expenses)	1,000.00	1,021.86	0.59	2.97
Asset Director – Advisor Class
Actual	1,000.00	1,075.80	0.89	4.59
Hypothetical (5% return before expenses)	1,000.00	1,020.37	0.89	4.47
Socially Responsive – Class O
Actual	1,000.00	1,131.90	1.20	6.34
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20	6.01
Socially Responsive – Advisor Class
Actual	1,000.00	1,130.40	1.50	7.93
Hypothetical (5% return before expenses)	1,000.00	1,017.35	1.50	7.50

1  Expenses for each portfolio are calculated using the portfolio's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 06/30/13. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

OneAmerica Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2013 (unaudited)

	Portfolio
	Value	Money Market	Investment Grade Bond	Asset Director	Socially Responsive
Assets:
Investments in securities, at fair value	$252,460,046	$131,386,623	$126,825,322	$306,674,109	$6,333,377
Cash	44,224	33,402	82,661	172,426	9,108
Receivable for capital stock issued	–	–	115,874	128,972	169
Dividends and interest receivable	382,051	238	798,780	941,437	8,554
Due from Advisor (Note 2)	–	62,626	–	–	1,312
Prepaid expense	5,127	5,018	4,270	4,477	2,361
Total assets	252,891,448	131,487,907	127,826,907	307,921,421	6,354,881
Liabilities:
Payable for capital stock redeemed	247,475	178,722	–	3,649	–
Accrued investment advisory fees	105,328	43,950	53,591	127,765	3,483
Accrued distributions (12b-1) fee	6,410	6,257	1,922	17,995	677
Accrued expenses	29,935	21,281	23,759	39,685	5,261
Total liabilities	389,148	250,210	79,272	189,094	9,421
Net assets	$252,502,300	$131,237,697	$127,747,635	$307,732,327	$6,345,460
Net Assets by class of shares
Class O	$226,660,714	$107,499,724	$120,075,405	$234,657,167	$3,608,910
Advisor Class	25,841,586	23,737,973	7,672,230	73,075,160	2,736,550
Total net assets	$252,502,300	$131,237,697	$127,747,635	$307,732,327	$6,345,460
Shares outstanding
Class O	9,090,912	107,499,678	10,713,412	12,045,019	329,684
Advisor Class	1,045,961	23,737,957	688,638	3,779,028	250,369
Total shares outstanding	10,136,873	131,237,635	11,402,050	15,824,047	580,053
Net asset value per share
Class O	$24.93	$1.00	$11.21	$19.48	$10.95
Advisor Class	$24.71	$1.00	$11.14	$19.34	$10.93
Investments at cost	$188,770,703	$131,386,623	$125,534,908	$254,020,438	$5,129,133
Analysis of net assets:
Paid-in-capital	$190,989,120	$131,237,636	$123,775,191	$245,552,835	$5,813,834
Undistributed net investment income	1,850,159	–	1,529,374	2,660,233	18,442
Undistributed net realized gain (loss)	(4,026,322)	61	1,152,656	6,865,588	(691,060)
Net unrealized appreciation of investments	63,689,343	–	1,290,414	52,653,671	1,204,244
	$252,502,300	$131,237,697	$127,747,635	$307,732,327	$6,345,460

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2013 (unaudited)

	Portfolio
	Value	Money Market	Investment Grade Bond	Asset Director	Socially Responsive
Investment Income:
Income:
Dividends (net of foreign withholding taxes of $33,946, $0, $0, $29,505 and $523, respectively)	$2,624,440	$34	$28,559	$2,074,794	$55,185
Interest	6,641	61,228	1,947,915	1,621,413	94
	2,631,081	61,262	1,976,474	3,696,207	55,279
Expenses:
Investment advisory fee	632,126	275,259	337,285	785,059	19,199
Custodian and service agent fee	67,972	43,129	47,473	92,332	3,598
Distribution (12b-1) fee – Advisor Class	39,099	39,140	12,071	106,543	3,925
Professional fees	12,754	6,717	6,932	15,499	1,150
Printing	9,866	4,608	4,994	12,232	142
Director fees	7,437	7,437	7,437	7,437	7,683
Other	11,668	35,670	30,908	16,872	14,784
Total expenses before waived fees and reimbursed expenses	780,922	411,960	447,100	1,035,974	50,481
Waived fees and reimbursed expenses (Note 2)	–	(350,698)	–	–	(13,634)
Net expenses	780,922	61,262	447,100	1,035,974	36,847
Net investment income	1,850,159	–	1,529,374	2,660,233	18,432
Gain (loss) on investments:
Net realized gain on investments	7,465,311	–	1,049,206	9,329,130	43,434
Net change in unrealized appreciation (depreciation) on investments	25,015,247	–	(5,888,881)	11,784,921	596,843
Net realized and unrealized gain (loss)	32,480,558	–	(4,839,675)	21,114,051	640,277
Net increase (decrease) in net assets from operations	$34,330,717	$–	$(3,310,301)	$23,774,284	$658,709

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	Portfolio
	Value		Money Market		Investment Grade Bond
	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
Net increase (decrease) in net assets from operations:
Net investment income	$1,850,159	$4,523,868	$–	$–	$1,529,374	$3,851,091
Net realized gain (loss) on investments	7,465,311	(5,204,063)	–	61	1,049,206	3,141,529
Net change in unrealized appreciation (depreciation) on investments	25,015,247	31,950,688	–	–	(5,888,881)	(1,066,483)
Net increase (decrease) in net assets from operations	34,330,717	31,270,493	–	61	(3,310,301)	5,926,137
Shareholder distributions:
From net investment income:
Class O	–	(4,120,071)	–	–	–	(4,001,194)
Advisor Class	–	(404,570)	–	–	–	(232,338)
From net realized gain:
Class O	–	–	–	(103)	–	(2,535,281)
Advisor Class	–	–	–	(24)	–	(163,691)
Total distributions	–	(4,524,641)	–	(127)	–	(6,932,504)
Shareholder transactions:
Proceeds from shares issued:
Class O	2,943,831	1,821,715	7,208,520	23,226,334	2,317,083	7,447,375
Advisor Class	714,093	1,708,454	9,433,574	11,931,162	393,161	2,228,280
Reinvested distributions:
Class O	–	4,120,071	–	103	–	6,536,475
Advisor Class	–	404,570	–	24	–	396,029
Cost of shares redeemed:
Class O	(27,250,827)	(29,477,363)	(23,053,197)	(53,009,510)	(14,731,366)	(16,123,738)
Advisor Class	(3,924,364)	(5,634,257)	(14,520,021)	(14,480,607)	(1,150,816)	(2,786,976)
Net increase (decrease) from shareholder transactions	(27,517,267)	(27,056,810)	(20,931,124)	(32,332,494)	(13,171,938)	(2,302,555)
Net increase (decrease) in net assets	6,813,450	(310,958)	(20,931,124)	(32,332,560)	(16,482,239)	(3,308,922)
Net assets at beginning of period	245,688,850	245,999,808	152,168,821	184,501,381	144,229,874	147,538,796
Net assets at end of period	$252,502,300	$245,688,850	$131,237,697	$152,168,821	$127,747,635	$144,229,874
Undistributed net investment income included in net assets at the end of period	$1,850,159	$–	$–	$–	$1,529,374	$–
Changes in capital stock outstanding
Shares issued:
Class O	123,524	86,432	7,208,520	23,226,334	202,594	631,200
Advisor Class	30,209	81,751	9,433,574	11,931,162	34,495	188,660
Reinvested distributions:
Class O	–	191,819	–	103	–	568,340
Advisor Class	–	18,980	–	24	–	34,588
Shares redeemded:
Class O	(1,141,754)	(1,388,646)	(23,053,197)	(53,009,510)	(1,288,724)	(1,362,893)
Advisor Class	(166,100)	(270,287)	(14,520,022)	(14,480,607)	(100,976)	(236,284)
Net increase (decrease)	(1,154,121)	(1,279,951)	(20,931,125)	(32,332,494)	(1,152,611)	(176,389)
Shares outstanding at beginning of period	11,290,994	12,570,945	152,168,760	184,501,254	12,554,661	12,731,050
Shares outstanding at end of period	10,136,873	11,290,994	131,237,635	152,168,760	11,402,050	12,554,661

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Portfolio
	Asset Director		Socially Responsive
	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
Net increase (decrease) in net assets from operations:
Net investment income	$2,660,233	$6,570,234	$18,432	$47,878
Net realized gain (loss) on investments	9,329,130	(753,519)	43,434	(256,664)
Net change in unrealized appreciation (depreciation) on investments	11,784,921	25,346,942	596,843	708,812
Net increase (decrease) in net assets from operations	23,774,284	31,163,657	658,709	500,026
Shareholder distributions:
From net investment income:
Class O	–	(5,365,140)	–	(28,303)
Advisor Class	–	(1,520,030)	–	(19,626)
From net realized gain:
Class O	–	(1,369,470)	–	–
Advisor Class	–	(448,196)	–	–
Total distributions	–	(8,702,836)	–	(47,929)
Shareholder transactions:
Proceeds from shares issued:
Class O	5,432,383	13,490,882	1,000,068	128,130
Advisor Class	6,706,877	11,809,678	49,496	108,777
Reinvested distributions:
Class O	–	6,734,610	–	28,303
Advisor Class	–	1,968,226	–	19,626
Cost of shares redeemed:
Class O	(30,771,756)	(27,276,292)	(311,353)	(164,665)
Advisor Class	(17,308,934)	(19,581,561)	(49,095)	(372,537)
Net increase (decrease) from shareholder transactions	(35,941,430)	(12,854,457)	689,116	(252,366)
Net increase (decrease) in net assets	(12,167,146)	9,606,364	1,347,825	199,731
Net assets at beginning of period	319,899,473	310,293,109	4,997,635	4,797,904
Net assets at end of period	$307,732,327	$319,899,473	$6,345,460	$4,997,635
Undistributed net investment income included in net assets at the end of period	$2,660,233	$–	$18,442	$10
Changes in capital stock outstanding
Shares issued:
Class O	284,146	748,991	93,966	13,397
Advisor Class	351,606	661,387	4,700	11,490
Reinvested distributions:
Class O	–	375,585	–	2,967
Advisor Class	–	110,419	–	2,058
Shares redeemded:
Class O	(1,595,577)	(1,518,301)	(30,626)	(17,535)
Advisor Class	(934,485)	(1,091,445)	(4,758)	(40,118)
Net increase (decrease)	(1,894,310)	(713,364)	63,282	(27,741)
Shares outstanding at beginning of period	17,718,357	18,431,721	516,771	544,512
Shares outstanding at end of period	15,824,047	17,718,357	580,053	516,771

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
VALUE PORTFOLIO

June 30, 2013 (unaudited)

Description	Shares	Value
Common Stocks (89.6%)
Aerospace & Defense (2.4%)
General Dynamics Corp.	34,900	$2,733,717
Precision Castparts Corp.	15,200	3,435,352
		6,169,069
Agriculture (1.9%)
Archer-Daniels-Midland Co.	139,500	4,730,445
Apparel (4.8%)
Columbia Sportswear Co.	61,400	3,846,710
Wolverine World Wide, Inc.	152,500	8,328,025
		12,174,735
Auto Parts and Equipment (3.0%)
Magna International, Inc.	107,200	7,634,784
Banks (10.6%)
Bank of Hawaii Corp.	77,400	3,894,768
Bank of New York Mellon Corp. (The)	150,200	4,213,110
Citigroup, Inc.	29,189	1,400,196
JPMorgan Chase & Co.	90,207	4,762,028
Northern Trust Corp.	95,900	5,552,610
U.S. Bancorp	193,500	6,995,025
		26,817,737
Beverages (2.5%)
Coca-Cola Co. (The)	156,000	6,257,160
Biotechnology (1.7%)
Amgen, Inc.	43,800	4,321,308
Commercial Services (0.5%)
Robert Half International, Inc.	37,900	1,259,417
Diversified Financial Services (0.8%)
Investment Technology Group, Inc.[1]	102,800	1,437,144
Janus Capital Group, Inc.	70,200	597,402
		2,034,546
Electronics (1.1%)
FLIR Systems, Inc.	102,900	2,775,213
Food (2.2%)
Fresh Del Monte Produce, Inc.	33,900	945,132
Sysco Corp.	135,300	4,621,848
		5,566,980
Healthcare Products (6.0%)
Baxter International, Inc.	72,700	5,035,929
Medtronic, Inc.	125,000	6,433,750
Zimmer Holdings, Inc.	47,900	3,589,626
		15,059,305
Insurance (0.1%)
Aegon NV	26,185	177,011
Iron/Steel (2.0%)
Nucor Corp.	117,100	5,072,772
Machinery-Diversified (1.2%)
Cummins, Inc.	27,800	3,015,188
Miscellaneous Manufacturing (7.9%)
Carlisle Cos., Inc.	68,800	4,286,928
Crane Co.	70,400	4,218,368
General Electric Co.	268,600	6,228,834
Illinois Tool Works, Inc.	74,200	5,132,414
		19,866,544
Description	Shares	Value
Oil & Gas (11.6%)
ConocoPhillips	104,000	$6,292,000
Exxon Mobil Corp.	59,600	5,384,860
Phillips 66	46,200	2,721,642
Royal Dutch Shell PLC ADR	62,700	4,000,260
Tidewater, Inc.	126,650	7,215,250
Valero Energy Corp.	102,200	3,553,494
		29,167,506
Pharmaceuticals (9.3%)
Johnson & Johnson	77,600	6,662,736
McKesson Corp.	64,050	7,333,725
Merck & Co., Inc.	107,100	4,974,795
Pfizer, Inc.	161,850	4,533,418
		23,504,674
Retail (2.9%)
Bed Bath & Beyond, Inc.[1]	32,700	2,318,430
Home Depot, Inc. (The)	27,000	2,091,690
Kohl's Corp.	59,500	3,005,345
		7,415,465
Semiconductors (6.7%)
Applied Materials, Inc.	213,100	3,177,321
Intel Corp.	265,300	6,425,566
Microchip Technology, Inc.	29,700	1,106,325
QUALCOMM, Inc.	67,300	4,110,684
Texas Instruments, Inc.	62,000	2,161,940
		16,981,836
Software (3.6%)
Adobe Systems, Inc.[1]	76,000	3,462,560
Autodesk, Inc.[1]	29,100	987,654
Microsoft Corp.	43,500	1,502,055
Oracle Corp.	101,500	3,118,080
		9,070,349
Specialty Retail (0.1%)
CST Brands, Inc.[1]	11,355	349,848
Telecommunications (2.9%)
Cisco Systems, Inc.	302,000	7,341,620
Toys/Games/Hobbies (1.0%)
Mattel, Inc.	57,600	2,609,856
Transportation (2.8%)
Norfolk Southern Corp.	25,200	1,830,780
Werner Enterprises, Inc.	214,300	5,179,631
		7,010,411
Total common stocks (cost: $166,393,857)		226,383,779

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
VALUE PORTFOLIO (continued)

June 30, 2013 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds[2] (2.4%)
Commercial Paper (2.4%)
Diversified Financial Services (1.6%)
John Deere Financial Ltd.	0.090%	07/08/2013	$2,000,000	$1,999,940
Nestle Finance International Ltd.	0.090	07/11/2013	2,000,000	1,999,980
				3,999,920
Oil & Gas (0.8%)
North West Natural Gas Co.	0.250	08/12/2013	2,000,000	1,999,360
Total short-term notes and bonds (cost: $5,999,332)				5,999,280
			Shares
Exchange-Traded Funds (4.8%)
iShares Russell 1000 Value Index Fund			68,900	5,773,131
iShares Russell Midcap Value Index Fund			69,600	4,031,232
iShares S&P SmallCap 600 Value Index Fund			24,600	2,298,624
Total exchange-traded funds (cost: $8,403,514)				12,102,987
Money Market Mutual Fund (3.2%)
BlackRock Liquidity TempFund Portfolio, 0.05%[3]			7,974,000	7,974,000
Total money market mutual fund (cost: $7,974,000)				7,974,000
Total investments (100.0%) (cost: $188,770,703)				252,460,046
Other assets in excess of liabilities (0.0%)				42,254
Net assets (100.0%)				$252,502,300

The following abbreviations are used in the portfolio descriptions:

ADR – American Depositary Receipt

PLC – Public Limited Company

1  Non-Income producing securities.

2  The interest rate for short-term notes reflects the yields for those securities as of June 30, 2013.

3  The rate shown reflects the seven day yield as of June 30, 2013.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
VALUE PORTFOLIO

June 30, 2013 (unaudited)

Industry	% of Total Net Assets
Oil & Gas	12.4%
Banks	10.6
Pharmaceuticals	9.3
Miscellaneous Manufacturing	7.9
Semiconductors	6.7
Healthcare Products	6.0
Apparel	4.8
Mutual Funds	4.8
Software	3.6
Money Market Mutual Fund	3.2
Auto Parts and Equipment	3.0
Retail	2.9
Telecommunications	2.9
Transportation	2.8
Beverages	2.5
Aerospace & Defense	2.4
Diversified Financial Services	2.4
Food	2.2
Iron/Steel	2.0
Agriculture	1.9
Biotechnology	1.7
Machinery-Diversified	1.2
Electronics	1.1
Toys/Games/Hobbies	1.0
Commercial Services	0.5
Specialty Retail	0.1
Insurance	0.1
100.0
Other assets in excess of liabilities	0.0
Net Assets	100.0%

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO

June 30, 2013 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds[1] (95.6%)
U.S. Government & Agency Obligations (12.6%)
U.S. Treasury Bill Discount Note	0.036%	07/05/2013	$4,000,000	$3,999,985
U.S. Treasury Bill Discount Note	0.035	08/08/2013	5,000,000	4,999,815
U.S. Treasury Bill Discount Note	0.035	08/22/2013	7,500,000	7,499,600
Total U.S. government & agency obligations (cost[2]: $16,499,400)				16,499,400
Commercial Paper (83.0%)
Air Freight & Logistics (4.6%)
United Parcel Service, Inc.	0.015	07/01/2013	3,800,000	3,800,000
United Parcel Service, Inc.	0.010	07/08/2013	2,200,000	2,199,996
				5,999,996
Chemicals (5.3%)
E.I. du Pont de Nemours & Co.	0.060	07/09/2013	1,400,000	1,399,981
Praxair Inc.	0.050	07/05/2013	2,800,000	2,799,985
Praxair Inc.	0.050	07/22/2013	2,800,000	2,799,918
				6,999,884
Computers & Peripherals (4.6%)
IBM Corp.	0.040	07/01/2013	6,000,000	6,000,000
Diversified Financial Services (10.8%)
General Electric Capital Corp.	0.081	07/29/2013	1,000,000	999,938
John Deere Financial Ltd.	0.080	07/10/2013	6,000,000	5,999,880
PACCAR Financial Corp.	0.070	07/09/2013	1,500,000	1,499,977
Siemens Capital Co. LLC	0.080	07/19/2013	4,000,000	3,999,840
Siemens Capital Co. LLC	0.060	07/22/2013	1,640,000	1,639,942
				14,139,577
Electric Products (4.6%)
Emerson Electric Capital Co.	0.061	07/30/2013	6,000,000	5,999,710
Electrical Utilities (3.8%)
American Transportation System, Inc.	0.140	07/16/2013	5,000,000	4,999,708
Food, Beverages (14.1%)
Bunge Asset Funding, Corp.	0.280	07/01/2013	6,000,000	6,000,000
Coca-Cola Co. (The)	0.071	07/24/2013	6,500,000	6,499,709
Nestle Capital Corp.	0.010	07/02/2013	6,000,000	5,999,999
				18,499,708
Health Care (3.4%)
Roche Holdings Inc.	0.112	07/08/2013	4,500,000	4,499,904
Household & Personal Products (4.6%)
Colgate-Palmolive Co.	0.060	07/08/2013	2,000,000	1,999,976
Colgate-Palmolive Co.	0.020	07/16/2013	4,000,000	3,999,967
				5,999,943
Insurance (2.7%)
Travelers Cos, Inc. (The)	0.050	07/01/2013	3,600,000	3,600,000
Internet (1.5%)
Google Inc.	0.040	07/16/2013	2,000,000	1,999,967
Manufacturing (4.6%)
Dover Corp.	0.100	07/11/2013	6,000,000	5,999,833
Miscellaneous Manufactuing (3.8%)
Illinois Tools Works Inc.	0.080	07/03/2013	5,000,000	4,999,978
Oil & Gas (10.5%)
Baker Hughes, Inc.	0.100	07/18/2013	5,000,000	4,999,764
ConocoPhillips Qatar Funding Ltd.	0.120	07/29/2013	2,850,000	2,849,734
New Jersey Natural Gas Co.	0.100	07/17/2013	6,000,000	5,999,733
				13,849,231
Pharmaceuticals (4.1%)
Merck & Co., Inc.	0.060	07/25/2013	5,400,000	5,399,784
Total commercial paper (cost[2]: $108,987,223)				108,987,223
Total short-term notes and bonds (cost[2]: $125,486,623)				125,486,623

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO (continued)

June 30, 2013 (unaudited)

Description	Shares	Value
Money Market Mutual Fund (4.5%)
BlackRock Liquidity TempFund Portfolio, 0.05%[3]	5,900,000	$5,900,000
Total money market mutual fund (cost: $5,900,000)		5,900,000
Total investments (100.1%) (cost: $131,386,623)		131,386,623
Liabilities in excess of other assets (0.1%)		(148,926)
Net assets (100.0%)		$131,237,697

The following abbreviations is used in the portfolio descriptions:

LLC – Limited Liability Corporation

1  The interest rate for short-term notes reflects the yields for those securities as of June 30, 2013.

2 Cost represents amortized cost.

3  The rate shown reflects the seven day yield as of June 30, 2013.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
MONEY MARKET PORTFOLIO

June 30, 2013 (unaudited)

Industry	% of Total Net Assets
Food, Beverages	14.1%
U.S. Government & Agency Obligations	12.6
Diversified Financial Services	10.8
Oil & Gas	10.5
Chemicals	5.3
Air Freight & Logistics	4.6
Electric Products	4.6
Computers & Peripherals	4.6
Household & Personal Products	4.6
Manufacturing	4.6
Money Market Mutual Fund	4.5
Pharmaceuticals	4.1
Electrical Utilities	3.8
Miscellaneous Manufactuing	3.8
Health Care	3.4
Insurance	2.7
Internet	1.5
100.1
Other liabilities in excess of other assets	(0.1)
Net Assets	100.0%

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO

June 30, 2013 (unaudited)

Description	Shares	Value
Preferred Stock (0.8%)
Banks (0.8%)
SunTrust Banks, Inc., Series E	40,000	$950,400
Total preferred stock (cost: $1,000,000)		950,400

	Interest Rate	Maturity Date	Principal Amount
Long-Term Notes and Bonds (93.6%)
U.S. Government & Agency Obligations (37.5%)
Federal Farm Credit Bank	1.850%	04/20/2020	$1,000,000	973,084
Federal Home Loan Banks	4.875	09/08/2017	1,000,000	1,142,228
FHLMC	4.500	01/15/2015	500,000	531,970
FHLMC	3.750	03/27/2019	750,000	824,431
U.S. Treasury Bonds	6.000	02/15/2026	500,000	671,250
U.S. Treasury Bonds	5.375	02/15/2031	500,000	651,328
U.S. Treasury Bonds	3.500	02/15/2039	550,000	558,937
U.S. Treasury Bonds	4.500	08/15/2039	300,000	358,688
U.S. Treasury Bonds	4.625	02/15/2040	500,000	609,297
U.S. Treasury Bonds	4.250	11/15/2040	100,000	114,984
U.S. Treasury Bonds	4.750	02/15/2041	1,000,000	1,242,812
U.S. Treasury Bonds	3.750	08/15/2041	550,000	580,680
U.S. Treasury Bonds	3.125	02/15/2042	400,000	374,500
U.S. Treasury Bonds	3.000	05/15/2042	600,000	546,937
U.S. Treasury Notes	0.250	08/31/2014	600,000	600,258
U.S. Treasury Notes	2.375	08/31/2014	700,000	717,555
U.S. Treasury Notes	0.250	09/30/2014	5,000,000	5,001,760
U.S. Treasury Notes	0.250	02/28/2015	3,100,000	3,097,700
U.S. Treasury Notes	2.125	05/31/2015	1,500,000	1,550,859
U.S. Treasury Notes	1.875	06/30/2015	500,000	515,000
U.S. Treasury Notes	1.750	07/31/2015	300,000	308,484
U.S. Treasury Notes	1.250	08/31/2015	700,000	712,468
U.S. Treasury Notes	1.250	09/30/2015	500,000	509,101
U.S. Treasury Notes	1.250	10/31/2015	1,200,000	1,222,126
U.S. Treasury Notes	1.375	11/30/2015	700,000	714,875
U.S. Treasury Notes	2.000	01/31/2016	500,000	518,867
U.S. Treasury Notes	0.375	03/15/2016	1,000,000	994,688
U.S. Treasury Notes	2.625	04/30/2016	1,000,000	1,056,016
U.S. Treasury Notes	1.750	05/31/2016	300,000	309,422
U.S. Treasury Notes	1.000	08/31/2016	900,000	906,961
U.S. Treasury Notes	1.000	09/30/2016	1,100,000	1,107,477
U.S. Treasury Notes	3.125	10/31/2016	1,000,000	1,075,781
U.S. Treasury Notes	0.875	02/28/2017	1,250,000	1,246,875
U.S. Treasury Notes	3.125	04/30/2017	1,000,000	1,079,766
U.S. Treasury Notes	0.750	06/30/2017	1,700,000	1,678,750
U.S. Treasury Notes	0.625	09/30/2017	2,000,000	1,955,468
U.S. Treasury Notes	0.750	02/28/2018	500,000	487,774
U.S. Treasury Notes	2.875	03/31/2018	500,000	536,250
U.S. Treasury Notes	1.375	09/30/2018	1,000,000	995,625
U.S. Treasury Notes	2.750	02/15/2019	3,500,000	3,725,312
U.S. Treasury Notes	3.500	05/15/2020	750,000	829,746
U.S. Treasury Notes	2.625	08/15/2020	750,000	783,750
U.S. Treasury Notes	2.625	11/15/2020	1,000,000	1,041,953
U.S. Treasury Notes	3.125	05/15/2021	600,000	644,297
U.S. Treasury Notes	2.125	08/15/2021	1,600,000	1,593,501
U.S. Treasury Notes	2.000	02/15/2022	700,000	684,633
U.S. Treasury Notes	2.000	02/15/2023	600,000	577,453
Total U.S. government & agency obligations (cost: $46,522,634)				47,961,677

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2013 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (93.6%) (continued)
Mortgage-Backed and Asset-Backed Securities (32.3%)
Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2011-5A, Cl. A, 144A1	3.270%	02/20/2018	$1,000,000	$1,043,437
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379	09/10/2047	422,661	439,559
Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Cl. AAB	5.422	01/15/2049	702,233	724,631
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW13, Cl. A3	5.518	09/11/2041	403,817	403,704
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	600,000	600,330
Bear Stearns Commercial Mortgage Securities, Ser. 2006-T24, Cl. AAB	5.533	10/12/2041	401,825	403,813
CSFB Mortgage Securities Corp., Ser. 2005-C5, Cl. AAB[2]	5.100	08/15/2038	508,565	511,497
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	353,215	376,696
FHLMC Gold Pool #A11823	5.000	08/01/2033	32,336	34,731
FHLMC Gold Pool #A16641	5.500	12/01/2033	28,869	31,286
FHLMC Gold Pool #A27124	6.000	10/01/2034	8,098	8,908
FHLMC Gold Pool #A40159	5.500	11/01/2035	8,447	9,127
FHLMC Gold Pool #A40754	6.500	12/01/2035	200,150	224,715
FHLMC Gold Pool #A41968	5.500	01/01/2036	47,700	51,540
FHLMC Gold Pool #A43870	6.500	03/01/2036	22,181	24,926
FHLMC Gold Pool #A44969	6.500	04/01/2036	594,945	670,931
FHLMC Gold Pool #A45624	5.500	06/01/2035	7,586	8,197
FHLMC Gold Pool #A51101	6.000	07/01/2036	22,051	23,949
FHLMC Gold Pool #A56247	6.000	01/01/2037	222,735	241,906
FHLMC Gold Pool #A56634	5.000	01/01/2037	104,357	111,257
FHLMC Gold Pool #A56829	5.000	01/01/2037	26,465	28,214
FHLMC Gold Pool #A57135	5.500	02/01/2037	163,357	175,495
FHLMC Gold Pool #A58278	5.000	03/01/2037	182,516	194,583
FHLMC Gold Pool #A58965	5.500	04/01/2037	128,642	138,201
FHLMC Gold Pool #A71576	6.500	01/01/2038	254,531	280,756
FHLMC Gold Pool #A91064	4.500	02/01/2040	369,849	389,407
FHLMC Gold Pool #A93990	4.000	09/01/2040	415,225	432,041
FHLMC Gold Pool #B12969	4.500	03/01/2019	34,861	36,597
FHLMC Gold Pool #B19462	5.000	07/01/2020	93,058	98,925
FHLMC Gold Pool #C01086	7.500	11/01/2030	20,910	24,979
FHLMC Gold Pool #C01271	6.500	12/01/2031	26,765	30,535
FHLMC Gold Pool #C01302	6.500	11/01/2031	8,006	9,134
FHLMC Gold Pool #C01676	6.000	11/01/2033	479,647	535,237
FHLMC Gold Pool #C03478	4.500	06/01/2040	342,626	361,098
FHLMC Gold Pool #C03520	4.000	09/01/2040	500,000	520,249
FHLMC Gold Pool #C09013	3.000	09/01/2042	500,050	488,158
FHLMC Gold Pool #C14872	6.500	09/01/2028	1,443	1,618
FHLMC Gold Pool #C20300	6.500	01/01/2029	11,830	13,591
FHLMC Gold Pool #C28221	6.500	06/01/2029	5,593	6,413
FHLMC Gold Pool #C35377	7.000	01/01/2030	1,670	1,947
FHLMC Gold Pool #C41636	8.000	08/01/2030	1,518	1,757
FHLMC Gold Pool #C56017	6.500	03/01/2031	138,569	157,067
FHLMC Gold Pool #C61802	5.500	12/01/2031	43,058	46,740
FHLMC Gold Pool #C64936	6.500	03/01/2032	13,177	14,990
FHLMC Gold Pool #C68790	6.500	07/01/2032	56,762	64,571
FHLMC Gold Pool #C74741	6.000	12/01/2032	74,114	82,691
FHLMC Gold Pool #C79460	5.500	05/01/2033	23,188	25,130
FHLMC Gold Pool #C79886	6.000	05/01/2033	428,912	478,622
FHLMC Gold Pool #E00565	6.000	08/01/2013	151	151
FHLMC Gold Pool #E00957	6.000	02/01/2016	5,269	5,469
FHLMC Gold Pool #E01007	6.000	08/01/2016	5,455	5,758
FHLMC Gold Pool #E01085	5.500	12/01/2016	9,582	10,236
FHLMC Gold Pool #E01136	5.500	03/01/2017	27,803	29,713
FHLMC Gold Pool #E01216	5.500	10/01/2017	28,488	30,444

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2013 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (93.6%) (continued)
Mortgage-Backed and Asset-Backed Securities (32.3%) (continued)
FHLMC Gold Pool #E01378	5.000%	05/01/2018	$67,637	$71,472
FHLMC Gold Pool #E02735	3.500	10/01/2025	319,435	331,905
FHLMC Gold Pool #E74118	5.500	01/01/2014	2,712	2,874
FHLMC Gold Pool #E77035	6.500	05/01/2014	2,073	2,125
FHLMC Gold Pool #E77962	6.500	07/01/2014	4,976	5,100
FHLMC Gold Pool #E78727	6.500	10/01/2014	225	231
FHLMC Gold Pool #E82543	6.500	03/01/2016	22,547	23,961
FHLMC Gold Pool #E85353	6.000	09/01/2016	15,707	16,653
FHLMC Gold Pool #E89823	5.500	05/01/2017	28,545	30,493
FHLMC Gold Pool #E91139	5.500	09/01/2017	120,954	129,209
FHLMC Gold Pool #E91646	5.500	10/01/2017	72,357	77,295
FHLMC Gold Pool #E92047	5.500	10/01/2017	47,910	51,180
FHLMC Gold Pool #E92196	5.500	11/01/2017	11,931	12,754
FHLMC Gold Pool #E95159	5.500	03/01/2018	77,146	82,425
FHLMC Gold Pool #E95734	5.000	03/01/2018	229,381	242,445
FHLMC Gold Pool #G01091	7.000	12/01/2029	12,869	15,005
FHLMC Gold Pool #G02060	6.500	01/01/2036	458,072	515,254
FHLMC Gold Pool #G08016	6.000	10/01/2034	542,091	596,283
FHLMC Gold Pool #G11753	5.000	08/01/2020	94,662	101,408
FHLMC Gold Pool #J01382	5.500	03/01/2021	168,836	182,801
FHLMC Gold Pool #J05930	5.500	03/01/2021	97,383	105,437
FHLMC Gold Pool #Q14998	3.500	01/01/2043	473,134	479,907
FHLMC Gold Pool #Q17913	3.000	04/01/2043	499,095	487,226
FNMA Pool #253798	6.000	05/01/2016	326	343
FNMA Pool #256883	6.000	09/01/2037	253,831	275,850
FNMA Pool #357269	5.500	09/01/2017	193,011	203,850
FNMA Pool #357637	6.000	11/01/2034	274,699	302,579
FNMA Pool #545929	6.500	08/01/2032	34,366	39,559
FNMA Pool #555591	5.500	07/01/2033	127,996	140,086
FNMA Pool #572020	6.000	04/01/2016	7,099	7,341
FNMA Pool #578974	6.000	05/01/2016	8,253	8,535
FNMA Pool #579170	6.000	04/01/2016	700	702
FNMA Pool #584953	7.500	06/01/2031	12,064	12,270
FNMA Pool #585097	6.000	05/01/2016	16,043	16,699
FNMA Pool #651220	6.500	07/01/2032	35,612	40,993
FNMA Pool #781776	6.000	10/01/2034	46,204	50,893
FNMA Pool #797509	4.500	03/01/2035	202,448	214,126
FNMA Pool #797536	4.500	04/01/2035	248,061	262,371
FNMA Pool #888120	5.000	10/01/2035	318,794	343,241
FNMA Pool #910446	6.500	01/01/2037	91,888	98,207
FNMA Pool #922224	5.500	12/01/2036	297,179	327,117
FNMA Pool #936760	5.500	06/01/2037	205,760	223,159
FNMA Pool #942956	6.000	09/01/2037	248,153	269,679
FNMA Pool #966587	5.500	01/01/2038	294,307	319,194
FNMA Pool #AA3263	5.000	02/01/2039	333,359	358,538
FNMA Pool #AB2155	4.000	01/01/2041	246,950	257,235
FNMA Pool #AB4295	3.500	01/01/2042	414,698	421,542
FNMA Pool #AB4490	3.000	02/01/2027	487,519	501,858
FNMA Pool #AC1607	4.500	08/01/2039	462,737	489,474
FNMA Pool #AD1662	5.000	03/01/2040	584,340	643,870
FNMA Pool #AD7078	4.500	06/01/2025	194,647	206,411
FNMA Pool #AE0216	4.000	08/01/2040	131,861	137,353
FNMA Pool #AE0949	4.000	02/01/2041	598,739	626,014
FNMA Pool #AE8406	3.500	11/01/2040	124,875	126,936
FNMA Pool #AH6920	4.500	04/01/2041	309,469	328,132
FNMA Pool #AI2408	4.000	05/01/2026	602,076	634,607
FNMA Pool #AI3402	5.000	05/01/2041	622,482	679,594
FNMA Pool #AI5868	4.500	07/01/2041	158,475	168,032
FNMA Pool #AJ6927	3.500	11/01/2041	166,838	169,592
FNMA Pool #AJ7524	3.000	01/01/2027	239,403	246,461
FNMA Pool #AJ9199	4.000	01/01/2042	674,956	704,131

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2013 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (93.6%) (continued)
Mortgage-Backed and Asset-Backed Securities (32.3%) (continued)
FNMA Pool #AK3929	3.500%	04/01/2042	$248,888	$252,995
FNMA Pool #AK6980	2.500	03/01/2027	343,298	345,832
FNMA Pool #AO0937	3.000	04/01/2027	250,000	257,454
FNMA Pool #AO7151	3.000	08/01/2042	412,501	403,605
FNMA Pool #AP2658	3.500	08/01/2042	455,463	462,979
FNMA Pool #AP6380	3.500	09/01/2042	470,700	478,468
FNMA Pool #AQ1185	3.000	10/01/2042	975,368	954,332
FNMA Pool #AQ7447	2.500	01/01/2028	485,611	489,038
FNMA Pool #AT2723	3.000	05/01/2043	498,732	487,960
FNMA Pool #MA0533	4.000	10/01/2040	454,732	473,962
FNMA Pool #MA0967	4.500	12/01/2041	776,303	823,118
FNMA Pool #MA1027	3.500	04/01/2042	191,184	194,339
FNMA Pool #MA1103	3.500	07/01/2042	416,158	423,026
GNMA Pool #443216	8.000	07/15/2027	10,706	12,358
GNMA Pool #457453	7.500	10/15/2027	3,782	3,857
GNMA Pool #479743	7.500	11/15/2030	14,309	16,383
GNMA Pool #511723	7.500	10/15/2030	10,456	10,807
GNMA Pool #511778	7.500	11/15/2030	46,228	53,050
GNMA Pool #540356	7.000	05/15/2031	30,392	35,506
GNMA Pool #542083	7.000	01/15/2031	7,238	7,741
GNMA Pool #552466	6.500	03/15/2032	40,638	47,401
GNMA Pool #574395	6.000	01/15/2032	234,409	263,406
GNMA Pool #577653	6.000	08/15/2032	35,190	39,474
GNMA Pool #585467	6.000	08/15/2032	79,528	88,910
GNMA Pool #591025	6.500	10/15/2032	33,757	37,850
GNMA Pool #717081	4.500	05/15/2039	652,742	695,356
GNMA Pool #718832	5.500	09/15/2039	361,460	395,571
GNMA Pool #719238	4.000	07/15/2040	1,077,780	1,139,009
GNMA Pool #721035	4.000	12/15/2039	50,540	53,142
GNMA Pool #723622	4.500	01/15/2040	165,262	176,779
GNMA Pool #728451	5.000	12/15/2039	293,106	322,356
GNMA Pool #729037	5.000	02/15/2040	468,557	510,974
GNMA Pool #737644	4.500	11/15/2040	389,901	424,033
GNMA Pool #738425	4.500	06/15/2041	165,703	176,181
GNMA Pool #738519	4.500	07/15/2041	131,034	139,319
GNMA Pool #760376	5.000	09/15/2041	36,485	39,481
GNMA Pool #762133	4.500	04/15/2041	220,212	234,137
GNMA Pool #773114	4.000	09/15/2041	189,708	199,202
GNMA Pool #778792	3.500	01/15/2042	223,360	229,587
GNMA Pool #779240	3.500	05/15/2042	222,201	228,396
GNMA Pool #782563	5.000	02/15/2039	170,595	184,387
GNMA Pool #796303	3.500	09/15/2042	492,121	505,841
GNMA Pool #AA2972	3.000	08/15/2042	475,387	471,100
GNMA Pool #AA6098	3.500	02/15/2043	496,872	511,019
GNMA Pool #AA6408	3.000	05/15/2043	498,981	494,481
GNMA Pool #AA7865	3.500	06/15/2042	214,261	220,235
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A1	3.290	03/25/2018	1,000,000	1,051,275
JPMorgan Mortgage Trust 2013-2, Ser. 2013-2, Cl. A2, 144A1,2	3.500	10/25/2042	980,776	958,162
Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB	5.325	12/15/2043	139,306	139,155
Small Business Administration, Ser. 2006-10A, Cl. 1	5.524	03/10/2016	218,661	232,856
Small Business Administration Participation Certificates, Ser. 2006-20C, Cl. 1	5.570	03/01/2026	418,705	460,347
TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Cl. A3[2]	5.536	08/15/2039	281,685	293,130
Total mortgage-backed and asset-backed securities (cost: $40,495,988)				41,235,036
Corporate Obligations (23.8%)
Aerospace/Defense (0.8%)
Triumph Group, Inc., Sr. Notes, 144A1	4.875	04/01/2021	1,000,000	995,000

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2013 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (93.6%) (continued)
Corporate Obligations (23.8%) (continued)
Banks (4.6%)
Bank of America Corp., Sr. Unsec'd. Notes, MTN	3.300%	01/11/2023	$1,000,000	$945,147
Discover Bank, Sr. Unsec'd. Notes	2.000	02/21/2018	1,000,000	967,880
Goldman Sachs Group, Inc. (The), Sr. Unsec'd. Notes	2.375	01/22/2018	1,000,000	981,832
JPMorgan Chase & Co., Ser. Q2	5.150	12/31/2049	1,000,000	952,500
PNC Financial Services Group, Inc. (The), Ser. R2	4.850	12/31/2049	1,000,000	932,500
Union Bank NA, Sub. Notes, MTN	5.950	05/11/2016	1,000,000	1,120,797
				5,900,656
Chemicals (0.9%)
Dow Chemical Co. (The), Sr. Unsec'd. Notes	7.375	03/01/2023	1,000,000	1,178,596
Commercial Services (0.4%)
ERAC USA Finance LLC, Gtd. Notes, 144A1	3.300	10/15/2022	500,000	474,619
Diversified Financial Services (1.6%)
Ford Motor Credit Co. LLC, Sr. Unsec'd. Notes	4.207	04/15/2016	1,000,000	1,044,648
Unison Ground Lease Funding LLC, Unsec'd. Notes, 144A1	5.780	03/15/2020	1,000,000	960,095
				2,004,743
Electric (3.6%)
CMS Energy Corp., Sr. Unsec'd. Notes	6.250	02/01/2020	1,000,000	1,161,684
Great Plains Energy, Inc., Sr. Unsec'd. Notes	5.292	06/15/2022	1,000,000	1,082,433
NV Energy, Inc., Sr. Unsec'd. Notes	6.250	11/15/2020	1,083,000	1,268,869
Puget Energy, Inc., Sr. Sec'd. Notes	6.000	09/01/2021	1,000,000	1,074,702
				4,587,688
Environmental Control (1.0%)
Waste Management, Inc.	7.375	05/15/2029	1,000,000	1,239,502
Insurance (1.5%)
Metropolitan Life Global Funding I, Sec'd. Notes, 144A1	3.000	01/10/2023	1,000,000	939,019
Prudential Financial, Inc., Ser. C	5.400	06/13/2035	1,000,000	1,001,622
				1,940,641
Iron/Steel (0.4%)
Reliance Steel & Aluminum Co.	4.500	04/15/2023	500,000	474,188
Media (1.4%)
Comcast Corp., Gtd. Notes	4.250	01/15/2033	1,000,000	956,808
Time Warner Cable, Inc., Gtd. Notes	4.500	09/15/2042	1,000,000	775,484
				1,732,292
Miscellaneous Manufacturing (0.5%)
GE Capital Trust I, Gtd. Notes[2]	6.375	11/15/2067	600,000	621,750
Oil & Gas (2.2%)
Continental Resources, Inc., Gtd. Notes	5.000	09/15/2022	1,000,000	1,017,500
Union Pacific Resources Group, Inc., Sr. Unsec'd. Notes	7.050	05/15/2018	600,000	662,779
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	1,000,000	1,149,165
				2,829,444
Pharmaceuticals (1.1%)
Actavis, Inc.	3.250	10/01/2022	1,000,000	932,300
Zoetis, Inc., Sr. Unsec'd. Notes, 144A1	1.875	02/01/2018	500,000	489,475
				1,421,775
Pipelines (0.7%)
Energy Transfer Partners LP, Sr. Unsec'd. Notes	3.600	02/01/2023	1,000,000	935,889
Real Estate Investment Trusts (0.8%)
EPR Properties	5.750	08/15/2022	1,000,000	1,011,877
Retail (0.8%)
Wal-Mart Stores, Inc., Sr. Unsec'd. Notes	5.250	09/01/2035	1,000,000	1,085,716
Telecommunications (0.7%)
AT&T, Inc., Sr. Unsec'd. Notes	2.625	12/01/2022	1,000,000	915,335

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2013 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (93.6%) (continued)
Corporate Obligations (23.8%) (continued)
Trucking & Leasing (0.8%)
Aviation Capital Group Corp., Sr. Unsec'd. Notes, 144A1	4.625%	01/31/2018	$1,000,000	$984,470
Total corporate obligations (cost: $31,216,769)				30,334,181
Total long-term notes and bonds (cost: $118,235,391)				119,530,894
Short-Term Notes and Bonds (4.7%)
U.S. Government & Agency Obligations (4.7%)
Fannie Mae Discount Note	4.375	07/17/2013	1,000,000	1,001,863
Fannie Mae Discount Note	2.500	05/15/2014	1,000,000	1,019,855
Federal Farm Credit Bank	2.625	04/17/2014	1,000,000	1,019,108
U.S. Treasury Notes	0.750	09/15/2013	1,000,000	1,001,367
U.S. Treasury Notes	0.500	11/15/2013	500,000	500,722
U.S. Treasury Notes	0.250	02/28/2014	1,500,000	1,501,113
Total U.S. government & agency obligations (cost: $5,999,517)				6,044,028
			Shares
Money Market Mutual Fund (0.2%)
BlackRock Liquidity TempFund Portfolio, 0.05%[3]			300,000	300,000
Total money market mutual fund (cost: $300,000)				300,000
Total investments (99.3%) (cost: $125,534,908)				126,825,322
Other assets in excess of liabilities (0.7%)				922,313
Net assets (100.0%)				$127,747,635

The following abbreviations are used in the portfolio descriptions:

CMO – Collaterized Mortgage Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

LLC – Limited Liability Corporation

LP – Limited Partnership

MTN – Medium Term Note

1  Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

2  Indicates a variable rate security. The interest rate shown reflects the rate in effect at June 30, 2013.

3  The rate shown reflects the seven day yield as of June 30, 2013.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO

June 30, 2013 (unaudited)

Industry	% of Total Net Assets
U.S. Government & Agency Obligations	42.2%
Mortgage-Backed and Asset-Backed Securities	32.3
Banks	5.4
Electric	3.6
Oil & Gas	2.2
Diversified Financial Services	1.6
Insurance	1.5
Media	1.4
Pharmaceuticals	1.1
Environmental Control	1.0
Chemicals	0.9
Retail	0.8
Trucking & Leasing	0.8
Aerospace/Defense	0.8
Real Estate Investment Trusts	0.8
Telecommunications	0.7
Pipelines	0.7
Miscellaneous Manufacturing	0.5
Commercial Services	0.4
Iron/Steel	0.4
Money Market Mutual Fund	0.2
99.3
Other assets in excess of liabilities	0.7
Net Assets	100.0%

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO

June 30, 2013 (unaudited)

Description	Shares	Value
Preferred Stock (0.3%)
Banks (0.3%)
SunTrust Banks, Inc., Series E	40,000	$950,400
Total preferred stock (cost: $1,000,000)		950,400
Common Stocks (53.5%)
Aerospace & Defense (1.5%)
General Dynamics Corp.	27,900	2,185,407
Precision Castparts Corp.	11,000	2,486,110
		4,671,517
Agriculture (1.1%)
Archer-Daniels-Midland Co.	97,800	3,316,398
Apparel (3.0%)
Columbia Sportswear Co.	47,100	2,950,815
Wolverine World Wide, Inc.	115,350	6,299,263
		9,250,078
Auto Parts and Equipment (1.7%)
Magna International, Inc.	75,200	5,355,744
Banks (6.6%)
Bank of Hawaii Corp.	56,000	2,817,920
Bank of New York Mellon Corp. (The)	112,600	3,158,430
Citigroup, Inc.	23,252	1,115,398
JPMorgan Chase & Co.	68,440	3,612,948
Northern Trust Corp.	70,200	4,064,580
U.S. Bancorp	156,500	5,657,475
		20,426,751
Beverages (1.4%)
Coca-Cola Co. (The)	109,000	4,371,990
Biotechnology (1.0%)
Amgen, Inc.	31,700	3,127,522
Commercial Services (0.3%)
Robert Half International, Inc.	28,100	933,763
Diversified Financial Services (0.5%)
Investment Technology Group, Inc.[1]	80,400	1,123,992
Janus Capital Group, Inc.	50,700	431,457
		1,555,449
Electronics (0.6%)
FLIR Systems, Inc.	71,900	1,939,143
Food (1.3%)
Fresh Del Monte Produce, Inc.	26,900	749,972
Sysco Corp.	94,400	3,224,704
		3,974,676
Healthcare Products (3.6%)
Baxter International, Inc.	50,900	3,525,843
Medtronic, Inc.	87,600	4,508,772
Zimmer Holdings, Inc.	38,200	2,862,708
		10,897,323
Insurance (0.1%)
Aegon NV	28,586	193,241
Iron/Steel (1.2%)
Nucor Corp.	84,200	3,647,544
Machinery-Diversified (0.7%)
Cummins, Inc.	20,200	2,190,892
Description	Shares	Value
Miscellaneous Manufacturing (4.8%)
Carlisle Cos., Inc.	49,700	$3,096,807
Crane Co.	54,300	3,253,656
General Electric Co.	201,400	4,670,466
Illinois Tool Works, Inc.	53,800	3,721,346
		14,742,275
Oil & Gas (6.9%)
ConocoPhillips	78,600	4,755,300
Exxon Mobil Corp.	45,100	4,074,785
Phillips 66	32,300	1,902,793
Royal Dutch Shell PLC ADR	43,750	2,791,250
Tidewater, Inc.	91,850	5,232,695
Valero Energy Corp.	71,300	2,479,101
		21,235,924
Pharmaceuticals (5.3%)
Johnson & Johnson	54,400	4,670,784
McKesson Corp.	42,600	4,877,700
Merck & Co., Inc.	78,200	3,632,390
Pfizer, Inc.	113,000	3,165,130
		16,346,004
Retail (1.8%)
Bed Bath & Beyond, Inc.[1]	23,900	1,694,510
Home Depot, Inc. (The)	19,500	1,510,665
Kohl's Corp.	43,700	2,207,287
		5,412,462
Semiconductors (4.0%)
Applied Materials, Inc.	154,000	2,296,140
Intel Corp.	195,400	4,732,588
Microchip Technology, Inc.	21,400	797,150
QUALCOMM, Inc.	49,200	3,005,136
Texas Instruments, Inc.	45,300	1,579,611
		12,410,625
Software (2.0%)
Adobe Systems, Inc.[1]	43,000	1,959,080
Autodesk, Inc.[1]	22,000	746,680
Microsoft Corp.	31,800	1,098,054
Oracle Corp.	77,000	2,365,440
		6,169,254
Specialty Retail (0.1%)
CST Brands, Inc.[1]	8,711	268,386
Telecommunications (1.7%)
Cisco Systems, Inc.	217,400	5,284,994
Toys/Games/Hobbies (0.6%)
Mattel, Inc.	40,000	1,812,400
Transportation (1.7%)
Norfolk Southern Corp.	17,400	1,264,110
Werner Enterprises, Inc.	157,500	3,806,775
		5,070,885
Total common stocks (cost: $118,308,404)		164,605,240

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2013 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (35.6%)
U.S. Government & Agency Obligations (14.6%)
Federal Farm Credit Bank	1.850%	04/20/2020	$1,000,000	$973,084
Federal Home Loan Banks	4.875	09/08/2017	500,000	571,114
FHLMC	3.750	03/27/2019	750,000	824,431
U.S. Treasury Bonds	5.250	11/15/2028	300,000	381,375
U.S. Treasury Bonds	5.375	02/15/2031	325,000	423,363
U.S. Treasury Bonds	3.500	02/15/2039	600,000	609,750
U.S. Treasury Bonds	4.250	05/15/2039	300,000	344,906
U.S. Treasury Bonds	4.375	11/15/2039	550,000	644,703
U.S. Treasury Bonds	4.375	05/15/2041	550,000	645,047
U.S. Treasury Bonds	3.750	08/15/2041	500,000	527,891
U.S. Treasury Bonds	3.125	02/15/2042	500,000	468,125
U.S. Treasury Bonds	3.000	05/15/2042	500,000	455,781
U.S. Treasury Bonds	3.125	02/15/2043	300,000	280,031
U.S. Treasury Notes	0.250	08/31/2014	2,000,000	2,000,860
U.S. Treasury Notes	0.250	09/30/2014	1,000,000	1,000,352
U.S. Treasury Notes	0.500	10/15/2014	950,000	953,414
U.S. Treasury Notes	2.125	11/30/2014	200,000	205,320
U.S. Treasury Notes	0.250	03/31/2015	1,000,000	998,906
U.S. Treasury Notes	2.500	03/31/2015	800,000	830,469
U.S. Treasury Notes	0.250	05/15/2015	1,000,000	998,359
U.S. Treasury Notes	0.250	05/31/2015	1,000,000	998,242
U.S. Treasury Notes	1.875	06/30/2015	700,000	721,000
U.S. Treasury Notes	1.750	07/31/2015	500,000	514,141
U.S. Treasury Notes	1.250	08/31/2015	1,000,000	1,017,812
U.S. Treasury Notes	0.250	09/15/2015	2,000,000	1,991,876
U.S. Treasury Notes	2.000	01/31/2016	500,000	518,867
U.S. Treasury Notes	0.375	02/15/2016	2,000,000	1,991,094
U.S. Treasury Notes	2.125	02/29/2016	500,000	520,664
U.S. Treasury Notes	0.500	06/15/2016	2,750,000	2,738,398
U.S. Treasury Notes	1.500	06/30/2016	500,000	512,071
U.S. Treasury Notes	3.250	07/31/2016	125,000	134,648
U.S. Treasury Notes	1.000	09/30/2016	600,000	604,078
U.S. Treasury Notes	1.000	10/31/2016	750,000	754,454
U.S. Treasury Notes	4.625	02/15/2017	500,000	566,094
U.S. Treasury Notes	0.875	04/30/2017	1,500,000	1,492,500
U.S. Treasury Notes	3.125	04/30/2017	250,000	269,942
U.S. Treasury Notes	0.625	09/30/2017	600,000	586,640
U.S. Treasury Notes	1.875	10/31/2017	500,000	514,453
U.S. Treasury Notes	0.750	02/28/2018	1,750,000	1,707,207
U.S. Treasury Notes	0.750	03/31/2018	1,000,000	973,359
U.S. Treasury Notes	1.000	05/31/2018	750,000	737,109
U.S. Treasury Notes	2.375	06/30/2018	700,000	733,688
U.S. Treasury Notes	1.750	10/31/2018	550,000	557,734
U.S. Treasury Notes	2.750	02/15/2019	1,000,000	1,064,375
U.S. Treasury Notes	3.125	05/15/2019	750,000	813,925
U.S. Treasury Notes	1.125	05/31/2019	500,000	485,274
U.S. Treasury Notes	3.375	11/15/2019	600,000	660,187
U.S. Treasury Notes	1.250	02/29/2020	750,000	722,051
U.S. Treasury Notes	1.125	03/31/2020	500,000	476,406
U.S. Treasury Notes	1.375	05/31/2020	500,000	482,539
U.S. Treasury Notes	2.625	08/15/2020	250,000	261,250
U.S. Treasury Notes	3.125	05/15/2021	1,300,000	1,395,976
U.S. Treasury Notes	2.125	08/15/2021	800,000	796,750
U.S. Treasury Notes	2.000	02/15/2022	1,000,000	978,047
U.S. Treasury Notes	2.000	02/15/2023	1,000,000	962,422
U.S. Treasury Notes	1.750	05/15/2023	500,000	468,281
Total U.S. government & agency obligations (cost: $44,209,451)				44,860,835

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2013 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (35.6%) (continued)
Mortgage-Backed and Asset-Backed Securities (11.7%)
Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2011-5A, Cl. A, 144A2	3.270%	02/20/2018	$1,000,000	$1,043,437
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379	09/10/2047	234,812	244,200
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW13, Cl. A3	5.518	09/11/2041	284,691	284,611
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	400,000	400,220
Bear Stearns Commercial Mortgage Securities, Ser. 2006-T24, Cl. AAB	5.533	10/12/2041	328,766	330,392
CSFB Mortgage Securities Corp., Ser. 2005-C5, Cl. AAB[3]	5.100	08/15/2038	339,043	340,998
Federal Home Loan Banks	4.625	06/12/2015	1,000,000	1,080,607
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	353,215	376,696
FHLMC Gold Pool #A11823	5.000	08/01/2033	147,027	157,916
FHLMC Gold Pool #A14499	6.000	10/01/2033	36,602	40,861
FHLMC Gold Pool #A16641	5.500	12/01/2033	86,607	93,858
FHLMC Gold Pool #A42106	6.500	01/01/2036	159,503	172,553
FHLMC Gold Pool #A42908	6.000	02/01/2036	20,381	22,135
FHLMC Gold Pool #A51101	6.000	07/01/2036	29,036	31,535
FHLMC Gold Pool #A56247	6.000	01/01/2037	133,641	145,144
FHLMC Gold Pool #A58278	5.000	03/01/2037	94,314	100,550
FHLMC Gold Pool #A58965	5.500	04/01/2037	128,642	138,201
FHLMC Gold Pool #A71576	6.500	01/01/2038	125,366	138,283
FHLMC Gold Pool #A91064	4.500	02/01/2040	739,699	778,814
FHLMC Gold Pool #B12969	4.500	03/01/2019	104,584	109,791
FHLMC Gold Pool #B19462	5.000	07/01/2020	46,529	49,463
FHLMC Gold Pool #C01086	7.500	11/01/2030	4,546	5,431
FHLMC Gold Pool #C01271	6.500	12/01/2031	11,152	12,723
FHLMC Gold Pool #C01302	6.500	11/01/2031	4,710	5,373
FHLMC Gold Pool #C01676	6.000	11/01/2033	31,298	34,925
FHLMC Gold Pool #C03478	4.500	06/01/2040	685,253	722,196
FHLMC Gold Pool #C03520	4.000	09/01/2040	500,000	520,249
FHLMC Gold Pool #C09013	3.000	09/01/2042	500,050	488,158
FHLMC Gold Pool #C14872	6.500	09/01/2028	5,400	6,054
FHLMC Gold Pool #C20853	6.000	01/01/2029	113,662	125,169
FHLMC Gold Pool #C56017	6.500	03/01/2031	110,889	125,692
FHLMC Gold Pool #C61802	5.500	12/01/2031	10,231	11,106
FHLMC Gold Pool #C65255	6.500	03/01/2032	10,154	11,550
FHLMC Gold Pool #C68790	6.500	07/01/2032	18,921	21,524
FHLMC Gold Pool #C74741	6.000	12/01/2032	21,798	24,321
FHLMC Gold Pool #C79886	6.000	05/01/2033	124,523	138,955
FHLMC Gold Pool #E00878	6.500	07/01/2015	3,169	3,271
FHLMC Gold Pool #E01007	6.000	08/01/2016	5,455	5,758
FHLMC Gold Pool #E02735	3.500	10/01/2025	319,435	331,905
FHLMC Gold Pool #E77962	6.500	07/01/2014	1,866	1,912
FHLMC Gold Pool #E85353	6.000	09/01/2016	15,707	16,653
FHLMC Gold Pool #E95159	5.500	03/01/2018	28,930	30,909
FHLMC Gold Pool #E95734	5.000	03/01/2018	89,515	94,613
FHLMC Gold Pool #G01477	6.000	12/01/2032	116,426	129,015
FHLMC Gold Pool #G01727	6.000	08/01/2034	302,466	337,520
FHLMC Gold Pool #G02060	6.500	01/01/2036	274,843	309,152
FHLMC Gold Pool #G08016	6.000	10/01/2034	271,045	298,142
FHLMC Gold Pool #G08087	6.000	10/01/2035	68,329	74,881
FHLMC Gold Pool #G11753	5.000	08/01/2020	94,662	101,409
FHLMC Gold Pool #G18376	4.000	01/01/2026	282,174	296,443
FHLMC Gold Pool #J05930	5.500	03/01/2021	48,692	52,719
FHLMC Gold Pool #Q14998	3.500	01/01/2043	473,134	479,907
FHLMC Gold Pool #Q17913	3.000	04/01/2043	499,095	487,227
FNMA Pool #357269	5.500	09/01/2017	43,866	46,330
FNMA Pool #357637	6.000	11/01/2034	50,633	55,772

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2013 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (35.6%) (continued)
Mortgage-Backed and Asset-Backed Securities (11.7%) (continued)
FNMA Pool #545929	6.500%	08/01/2032	$16,038	$18,461
FNMA Pool #555591	5.500	07/01/2033	37,160	40,670
FNMA Pool #574922	6.000	04/01/2016	523	542
FNMA Pool #579170	6.000	04/01/2016	983	985
FNMA Pool #584953	7.500	06/01/2031	5,362	5,453
FNMA Pool #651220	6.500	07/01/2032	7,122	8,199
FNMA Pool #725793	5.500	09/01/2019	236,052	250,082
FNMA Pool #890258	3.000	12/01/2025	513,214	528,289
FNMA Pool #910446	6.500	01/01/2037	47,462	50,726
FNMA Pool #914468	5.500	04/01/2037	283,818	307,817
FNMA Pool #915258	5.500	04/01/2037	308,529	334,618
FNMA Pool #922224	5.500	12/01/2036	228,599	251,629
FNMA Pool #936760	5.500	06/01/2037	205,760	223,159
FNMA Pool #942956	6.000	09/01/2037	124,076	134,840
FNMA Pool #945882	6.000	08/01/2037	142,408	154,762
FNMA Pool #AA2238	4.000	05/01/2024	124,766	131,762
FNMA Pool #AA3263	5.000	02/01/2039	333,359	358,538
FNMA Pool #AB1241	3.500	07/01/2025	250,025	261,014
FNMA Pool #AB4295	3.500	01/01/2042	414,698	421,542
FNMA Pool #AB4490	3.000	02/01/2027	24,500	25,221
FNMA Pool #AC8326	5.000	07/01/2040	697,033	758,637
FNMA Pool #AD0311	5.000	05/01/2038	528,550	569,532
FNMA Pool #AD1662	5.000	03/01/2040	584,340	643,870
FNMA Pool #AD7078	4.500	06/01/2025	194,647	206,411
FNMA Pool #AE0216	4.000	08/01/2040	131,861	137,353
FNMA Pool #AE0949	4.000	02/01/2041	598,739	626,014
FNMA Pool #AE2575	4.000	09/01/2040	416,946	434,578
FNMA Pool #AH5013	4.500	02/01/2041	445,407	485,167
FNMA Pool #AH6228	4.500	03/01/2041	549,126	598,572
FNMA Pool #AH8003	3.500	03/01/2041	149,105	151,565
FNMA Pool #AH9170	4.500	05/01/2041	541,684	578,765
FNMA Pool #AI5868	4.500	07/01/2041	158,475	168,032
FNMA Pool #AJ1954	4.000	10/01/2041	266,919	278,457
FNMA Pool #AJ6927	3.500	11/01/2041	166,838	169,592
FNMA Pool #AJ7524	3.000	01/01/2027	239,403	246,461
FNMA Pool #AJ7717	3.000	12/01/2026	195,924	201,754
FNMA Pool #AK0685	4.000	01/01/2042	398,232	418,237
FNMA Pool #AK3929	3.500	04/01/2042	248,888	252,995
FNMA Pool #AK6980	2.500	03/01/2027	343,298	345,832
FNMA Pool #AO7151	3.000	08/01/2042	412,501	403,605
FNMA Pool #AP2658	3.500	08/01/2042	455,463	462,979
FNMA Pool #AQ1185	3.000	10/01/2042	487,684	477,166
FNMA Pool #AQ7447	2.500	01/01/2028	485,611	489,038
FNMA Pool #AT2723	3.000	05/01/2043	498,732	487,960
FNMA Pool #MA0699	4.000	04/01/2041	326,292	340,090
FNMA Pool #MA1027	3.500	04/01/2042	191,184	194,339
FNMA Pool #MA1103	3.500	07/01/2042	416,158	423,026
GNMA CMO, Ser. 2010-22, Cl. AD	3.633	10/16/2039	638,147	654,594
GNMA Pool #424578	6.500	04/15/2026	58,309	66,730
GNMA Pool #431962	6.500	05/15/2026	6,197	7,092
GNMA Pool #436741	7.500	01/15/2027	9,270	10,605
GNMA Pool #443216	8.000	07/15/2027	5,600	6,464
GNMA Pool #479743	7.500	11/15/2030	14,309	16,383
GNMA Pool #511778	7.500	11/15/2030	18,090	20,759
GNMA Pool #515965	4.000	11/15/2041	362,546	380,690
GNMA Pool #542083	7.000	01/15/2031	36,188	38,703
GNMA Pool #552466	6.500	03/15/2032	18,965	22,121
GNMA Pool #574395	6.000	01/15/2032	22,982	25,824
GNMA Pool #690843	5.000	05/15/2038	185,038	199,734
GNMA Pool #718832	5.500	09/15/2039	288,088	315,275
GNMA Pool #727811	4.500	07/15/2040	634,798	679,036

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2013 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (35.6%) (continued)
Mortgage-Backed and Asset-Backed Securities (11.7%) (continued)
GNMA Pool #729037	5.000%	02/15/2040	$468,557	$510,974
GNMA Pool #737644	4.500	11/15/2040	389,901	424,033
GNMA Pool #738425	4.500	06/15/2041	82,851	88,090
GNMA Pool #739222	4.000	07/15/2040	193,157	204,131
GNMA Pool #741125	4.000	07/15/2040	49,239	52,036
GNMA Pool #741151	4.500	09/15/2040	272,366	291,346
GNMA Pool #741682	4.000	07/15/2041	198,936	208,892
GNMA Pool #741872	4.000	05/15/2040	298,973	315,958
GNMA Pool #762133	4.500	04/15/2041	220,212	234,137
GNMA Pool #778792	3.500	01/15/2042	223,360	229,587
GNMA Pool #779241	3.500	05/15/2042	493,713	507,478
GNMA Pool #782563	5.000	02/15/2039	170,595	184,387
GNMA Pool #796303	3.500	09/15/2042	492,121	505,841
GNMA Pool #AA2972	3.000	08/15/2042	475,387	471,100
GNMA Pool #AA6408	3.000	05/15/2043	249,490	247,241
GNMA Pool #AA7865	3.500	06/15/2042	214,261	220,235
GNMA Pool #AC4005	3.000	06/15/2043	250,000	247,745
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A2	3.290	03/25/2018	1,000,000	1,051,275
JPMorgan Mortgage Trust 2013-2, Ser. 2013-2, Cl. A2, 144A2,3	3.500	10/25/2042	980,776	958,162
Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB	5.325	12/15/2043	75,011	74,930
Small Business Administration, Ser. 2006-10A, Cl. 1	5.524	03/10/2016	109,330	116,428
Small Business Administration Participation Certificates, Ser. 2006-20C, Cl. 1	5.570	03/01/2026	209,353	230,174
TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Cl. A3[3]	5.536	08/15/2039	523,129	544,383
Total mortgage-backed and asset-backed securities (cost: $35,466,638)				35,908,138
Corporate Obligations (9.3%)
Aerospace/Defense (0.3%)
Triumph Group, Inc., Sr. Notes, 144A2	4.875	04/01/2021	1,000,000	995,000
Banks (1.9%)
Bank of America Corp., Sr. Unsec'd. Notes	3.300	01/11/2023	1,000,000	945,147
Citigroup, Inc., Sr. Unsec'd. Notes	4.750	05/19/2015	2,000	2,115
Discover Bank, Sr. Unsec'd. Notes	2.000	02/21/2018	1,000,000	967,880
Goldman Sachs Group, Inc. (The), Sr. Unsec'd. Notes	2.375	01/22/2018	1,000,000	981,832
JPMorgan Chase & Co., Ser. Q3	5.150	12/31/2049	1,000,000	952,500
PNC Financial Services Group, Inc. (The), Ser. R3	4.850	12/31/2049	1,000,000	932,500
Union Bank NA, Sub. Notes, MTN	5.950	05/11/2016	1,000,000	1,120,797
				5,902,771
Chemicals (0.3%)
Dow Chemical Co. (The), Sr. Unsec'd. Notes	4.375	11/15/2042	1,000,000	885,053
Commercial Services (0.2%)
ERAC USA Finance LLC, Gtd. Notes, 144A2	3.300	10/15/2022	500,000	474,619
Diversified Financial Services (0.6%)
Ford Motor Credit Co. LLC, Sr. Unsec'd. Notes	4.207	04/15/2016	1,000,000	1,044,648
Unison Ground Lease Funding LLC, Unsec'd. Notes, 144A2	5.780	03/15/2020	1,000,000	960,095
				2,004,743
Electric (1.5%)
CMS Energy Corp., Sr. Unsec'd. Notes	6.250	02/01/2020	1,000,000	1,161,684
Great Plains Energy, Inc., Sr. Unsec'd. Notes	5.292	06/15/2022	1,000,000	1,082,433
NV Energy, Inc., Sr. Unsec'd. Notes	6.250	11/15/2020	1,083,000	1,268,869
Puget Energy, Inc., Sr. Sec'd. Notes	6.000	09/01/2021	1,000,000	1,074,702
				4,587,688
Environmental Control (0.4%)
Waste Management, Inc.	7.375	05/15/2029	1,000,000	1,239,502
Healthcare Products (0.1%)
Hospira, Inc., Sr. Unsec'd. Notes	5.900	06/15/2014	300,000	308,817

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2013 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (35.6%) (continued)
Corporate Obligations (9.3%) (continued)
Insurance (0.6%)
Metropolitan Life Global Funding I, Sec'd. Notes, 144A2	3.000%	01/10/2023	$1,000,000	$939,019
Prudential Financial, Inc., Ser. C	5.400	06/13/2035	1,000,000	1,001,622
				1,940,641
Iron/Steel (0.2%)
Reliance Steel & Aluminum Co.	4.500	04/15/2023	500,000	474,188
Media (0.6%)
Comcast Corp., Gtd. Notes	4.250	01/15/2033	1,000,000	956,808
Time Warner Cable, Inc., Gtd. Notes	4.500	09/15/2042	1,000,000	775,484
				1,732,292
Miscellaneous Manufacturing (0.1%)
GE Capital Trust I, Gtd. Notes[3]	6.375	11/15/2067	400,000	414,500
Oil & Gas (0.8%)
Continental Resources, Inc., Gtd. Notes	5.000	09/15/2022	1,000,000	1,017,500
Union Pacific Resources Group, Inc., Sr. Unsec'd. Notes	7.050	05/15/2018	250,000	276,158
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	1,000,000	1,149,165
				2,442,823
Pharmaceuticals (0.5%)
Actavis, Inc.	3.250	10/01/2022	1,000,000	932,300
Zoetis, Inc., Sr. Unsec'd. Notes, 144A2	1.875	02/01/2018	500,000	489,475
				1,421,775
Pipelines (0.3%)
Energy Transfer Partners LP, Sr. Unsec'd. Notes	3.600	02/01/2023	1,000,000	935,889
Real Estate Investment Trusts (0.3%)
EPR Properties	5.750	08/15/2022	1,000,000	1,011,877
Telecommunications (0.3%)
AT&T, Inc., Sr. Unsec'd. Notes	2.625	12/01/2022	1,000,000	915,335
Trucking & Leasing (0.3%)
Aviation Capital Group Corp., Sr. Unsec'd. Notes, 144A2	4.625	01/31/2018	1,000,000	984,470
Total corporate obligations (cost: $29,621,441)				28,671,983
Total long-term notes and bonds (cost: $109,297,530)				109,440,956
Short-Term Notes and Bonds[4] (1.6%)
U.S. Government and Agency Obligations (1.6%)
Fannie Mae Discount Note	1.300	03/17/2014	1,000,000	1,007,097
Federal Farm Credit Bank	2.625	04/17/2014	1,000,000	1,019,108
Federal Home Loan Banks	2.500	06/13/2014	1,000,000	1,021,577
U.S. Treasury Notes	–	05/29/2014	1,000,000	998,847
U.S. Treasury Notes	0.250	05/31/2014	1,000,000	1,000,586
Total short-term notes and bonds (cost: $5,009,967)				5,047,215
			Shares
Exchange-Traded Funds (4.1%)
iShares Russell Midcap Growth Index Fund			55,400	3,974,950
iShares S&P 500 Growth Index Fund			47,800	4,015,678
iShares S&P Midcap 400 Growth Index Fund			27,000	3,476,790
iShares S&P Smallcap 600 Growth Index Fund			10,700	1,036,188
Total exchange-traded funds (cost: $7,044,857)				12,503,606

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2013 (unaudited)

Description	Shares	Value
Money Market Mutual Fund (3.0%)
BlackRock Liquidity TempFund Portfolio, 0.05%[4]	9,100,000	$9,100,000
Total money market mutual fund (cost: $9,100,000)		9,100,000
Mutual Fund (1.6%)
Vanguard Growth Index Fund	134,800	5,026,692
Total mutual funds (cost: $4,259,680)		5,026,692
Total investments (99.7%) (cost: $254,020,438)		306,674,109
Other assets in excess of liabilities (0.3%)		1,058,218
Net assets (100.0%)		$307,732,327

The following abbreviations are used in the portfolio descriptions:

ADR – American Depositary Receipt

CMO – Collaterized Mortgage Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

LLC – Limited Liability Corporation

MTN – Medium Term Note

PLC – Public Limited Company

1  Non-Income producing securities.

2  Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

3  Indicates a variable rate security. The interest rate shown reflects the rate in effect at June 30, 2013.

4  The rate shown reflects the seven day yield as of June 30, 2013.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO

June 30, 2013 (unaudited)

Industry	% of Total Net Assets
U.S. Government & Agency Obligations	16.2%
Mortgage-Backed and Asset-Backed Securities	11.7
Banks	8.8
Oil & Gas	7.7
Pharmaceuticals	5.8
Mutual Funds	5.7
Miscellaneous Manufacturing	4.9
Semiconductors	4.0
Healthcare Products	3.7
Money Market Mutual Fund	3.0
Apparel	3.0
Telecommunications	2.0
Software	2.0
Retail	1.8
Aerospace & Defense	1.8
Auto Parts and Equipment	1.7
Transportation	1.7
Electric	1.5
Iron/Steel	1.4
Beverages	1.4
Food	1.3
Diversified Financial Services	1.1
Agriculture	1.1
Biotechnology	1.0
Insurance	0.7
Machinery-Diversified	0.7
Toys/Games/Hobbies	0.6
Electronics	0.6
Media	0.6
Commercial Services	0.5
Environmental Control	0.4
Trucking & Leasing	0.3
Chemicals	0.3
Pipelines	0.3
Real Estate Investment Trusts	0.3
Specialty Retail	0.1
99.7
Other assets in excess of liabilities	0.3
Net Assets	100.0%

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
SOCIALLY RESPONSIVE PORTFOLIO

June 30, 2013 (unaudited)

Description	Shares	Value
Common Stocks (93.1%)
Aerospace & Defense (3.6%)
General Dynamics Corp.	1,150	$90,080
Precision Castparts Corp.	600	135,606
		225,686
Agriculture (2.2%)
Archer-Daniels-Midland Co.	4,200	142,422
Apparel (4.5%)
Columbia Sportswear Co.	1,900	119,035
Wolverine World Wide, Inc.	3,100	169,291
		288,326
Banks (11.5%)
Bank of Hawaii Corp.	2,200	110,704
Bank of New York Mellon Corp. (The)	4,000	112,200
Citigroup, Inc.	1,300	62,361
JPMorgan Chase & Co.	2,650	139,893
Northern Trust Corp.	2,300	133,170
U.S. Bancorp	4,800	173,520
		731,848
Beverages (2.5%)
Coca-Cola Co. (The)	4,000	160,440
Biotechnology (1.7%)
Amgen, Inc.	1,100	108,526
Chemicals (1.1%)
Dow Chemical Co. (The)	2,100	67,557
Commercial Services (0.7%)
Robert Half International, Inc.	1,300	43,199
Diversified Financial Services (1.4%)
Investment Technology Group, Inc.[1]	4,300	60,114
Janus Capital Group, Inc.	3,500	29,785
		89,899
Electronics (1.8%)
FLIR Systems, Inc.	4,200	113,274
Food (3.7%)
Fresh Del Monte Produce, Inc.	4,200	117,096
Sysco Corp.	3,400	116,144
		233,240
Healthcare Products (7.0%)
Baxter International, Inc.	1,900	131,613
Medtronic, Inc.	3,400	174,998
Zimmer Holdings, Inc.	1,800	134,892
		441,503
Insurance (0.4%)
Aegon NV	3,477	23,505
Iron/Steel (1.9%)
Nucor Corp.	2,800	121,296
Machinery-Diversified (1.2%)
Cummins, Inc.	700	75,922
Mining (0.2%)
Alcoa, Inc.	1,600	12,512
Description	Shares	Value
Miscellaneous Manufacturing (7.9%)
Carlisle Cos., Inc.	1,950	$121,504
Crane Co.	1,900	113,848
General Electric Co.	6,400	148,416
Illinois Tool Works, Inc.	1,750	121,048
		504,816
Oil & Gas (11.4%)
ConocoPhillips	2,400	145,200
Exxon Mobil Corp.	1,800	162,630
Phillips 66	1,600	94,256
Royal Dutch Shell PLC ADR	1,700	108,460
Tidewater, Inc.	2,900	165,213
Valero Energy Corp.	1,400	48,678
		724,437
Pharmaceuticals (2.7%)
McKesson Corp.	1,500	171,750
Retail (4.1%)
Bed Bath & Beyond, Inc.[1]	1,200	85,080
Home Depot, Inc. (The)	1,000	77,470
Kohl's Corp.	2,000	101,020
		263,570
Semiconductors (9.5%)
Applied Materials, Inc.	10,000	149,100
Intel Corp.	6,700	162,274
Microchip Technology, Inc.	2,200	81,950
QUALCOMM, Inc.	2,200	134,376
Texas Instruments, Inc.	2,100	73,227
		600,927
Software (4.5%)
Adobe Systems, Inc.[1]	1,500	68,340
Autodesk, Inc.[1]	1,100	37,334
Microsoft Corp.	2,500	86,325
Oracle Corp.	3,000	92,160
		284,159
Specialty Retail (0.0%)
CST Brands, Inc.[1]	77	2,372
Telecommunications (2.8%)
Cisco Systems, Inc.	7,250	176,247
Toys/Games/Hobbies (1.5%)
Mattel, Inc.	2,050	92,886
Transportation (3.3%)
Norfolk Southern Corp.	1,400	101,710
Werner Enterprises, Inc.	4,400	106,348
		208,058
Total common stocks (cost: $4,704,133)		5,908,377

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
SOCIALLY RESPONSIVE PORTFOLIO (continued)

June 30, 2013 (unaudited)

Description	Shares	Value
Money Market Mutual Funds[2] (6.7%)
BlackRock Liquidity TempFund Portfolio, 0.05%	225,000	$225,000
Federated Prime Obligation Fund, 0.04%	200,000	200,000
Total money market mutual funds (cost: $425,000)		425,000
Total investments (99.8%) (cost: $5,129,133)		6,333,377
Other assets in excess of liabilities (0.2%)		12,083
Net assets (100.0%)		$6,345,460

The following abbreviations are used in the portfolio descriptions:

ADR – American Depositary Receipt

PLC – Public Limited Company

1  Non-Income producing securities.

2  The rate shown reflects the seven day yield as of June 30, 2013.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
SOCIALLY RESPONSIVE PORTFOLIO

June 30, 2013 (unaudited)

Industry	% of Total Net Assets
Banks	11.5%
Oil & Gas	11.4
Semiconductors	9.5
Miscellaneous Manufacturing	7.9
Healthcare Products	7.0
Money Market Mutual Funds	6.7
Software	4.5
Apparel	4.5
Retail	4.1
Food	3.7
Aerospace & Defense	3.6
Transportation	3.3
Telecommunications	2.8
Pharmaceuticals	2.7
Beverages	2.5
Agriculture	2.2
Iron/Steel	1.9
Electronics	1.8
Biotechnology	1.7
Toys/Games/Hobbies	1.5
Diversified Financial Services	1.4
Machinery-Diversified	1.2
Chemicals	1.1
Commercial Services	0.7
Insurance	0.4
Mining	0.2
99.8
Other assets in excess of liabilities	0.2
Net Assets	100.0%

NOTES TO FINANCIAL STATEMENTS (unaudited)

1.  Organization and Summary of Significant Accounting Policies

OneAmerica Funds, Inc. (the "Fund") was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end, diversified management investment company. As a "series" type of mutual fund, the Fund issues shares of common stock relating to the investment portfolios consisting of the Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio, Asset Director Portfolio and Socially Responsive Portfolio (the "Portfolios"). Currently, the Fund offers shares only to separate accounts of American United Life Insurance Company® (AUL) to serve as an underlying investment vehicle for variable annuity and variable life contracts. The Fund commenced operations on April 12, 1990.

Class O and Advisor Class Shares

The Fund issues Class O shares and Advisor Class shares of common stock relating to the same investment portfolios. The Class O shares and the Advisor Class shares are identical in all material respects, except that the Class O shares are not subject to the fee paid by Advisor Class shares pursuant to the 12b-1distribution plan.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Fund's own assumption based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities. As of June 30, 2013, the volume and level of activity for asset and liability valuation was orderly and has not decreased, therefore increased analysis and judgment was not required to estimate fair value. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith pursuant to procedures established by and under supervision of the Board of Directors.

The following is a description of the valuation techniques applied to the major categories of assets measured at fair value:

Equity Securities (Preferred and Common Stock) – Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities – The fair value is estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield, and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, these values would be categorized in level 2 of the fair value hierarchy; otherwise they would be categorized as level 3.

Corporate Obligations – Corporate obligations for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Certain corporate obligations may be priced using a matrix price as provided by a pricing vendor. While most corporate obligations are categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Mutual Funds – Investments in mutual funds, including exchange-traded funds and money market mutual funds, are valued at the mutual fund's closing net asset value per share on the day of the valuation and are classified under level 1 of the fair value hierarchy.

U.S. Government and Agency Obligations – U.S. Government obligations are valued at the latest bid price. Certain obligations may be valued using dealer quotations. U.S. Government and Agency obligations are categorized in level 1 or level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Short-Term Fixed Income Securities – Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. These securities are listed under level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Portfolio's assets carried at fair value:

	Value Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
Common Stocks	$226,383,779	$–	$–	$226,383,779
Commercial Paper	–	5,999,280	–	5,999,280
Exchange-Traded Funds	12,102,987	–	–	12,102,987
Money Market Mutual Fund	7,974,000	–	–	7,974,000
Total	$246,460,766	$5,999,280	$–	$252,460,046

It is the Value Portfolio's policy to recognize transfers in and transfers out at fair value as of the beginning of the period. The Value Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

1.  Organization and Summary of Significant Accounting Policies (continued)

For the period ended June 30, 2013, there have been no changes in the valuation methodologies and the Value Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

	Money Market Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
U.S. Government and Agency Obligations	$–	$16,499,400	$–	$16,499,400
Commercial Paper	–	108,987,223	–	108,987,223
Money Market Mutual Fund	5,900,000	–	–	5,900,000
Total	$5,900,000	$125,486,623	$–	$131,386,623

All securities within the Money Market Portfolio, excluding Money Market Mutual Funds, are valued at amortized cost.

It is the Money Market Portfolio's policy to recognize transfers in and transfers out at fair value as of the beginning of the period. The Money Market Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ended June 30, 2013, there have been no changes in the valuation methodologies and the Money Market Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

	Investment Grade Bond Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
Preferred Stocks	$950,400	$–	$–	$950,400
U.S. Government and Agency Obligations	–	54,005,705	–	54,005,705
Mortgage-Backed and Asset-Backed Securities	–	41,235,036	–	41,235,036
Corporate Obligations	–	30,334,181	–	30,334,181
Money Market Mutual Fund	300,000	–	–	300,000
Total	$1,250,400	$125,574,922	$–	$126,825,322

It is the Investment Grade Bond Portfolio's policy to recognize transfers in and transfers out at fair value as of the beginning of the period. The Investment Grade Bond Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ended June 30, 2013, there have been no changes in the valuation methodologies and the Investment Grade Bond Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

	Asset Director Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
Preferred Stocks	$950,400	$–	$–	$950,400
Common Stocks	164,605,240	–	–	164,605,240
U.S. Government and Agency Obligations	–	49,908,050	–	49,908,050
Mortgage-Backed and Asset-Backed Securities	–	35,908,138	–	35,908,138
Corporate Obligations	–	28,671,983	–	28,671,983
Exchange-Traded Funds	12,503,606	–	–	12,503,606
Money Market Mutual Fund	9,100,000	–	–	9,100,000
Mutual Fund	5,026,692	–	–	5,026,692
Total	$192,185,938	$114,488,171	$–	$306,674,109

It is the Asset Director Portfolio's policy to recognize transfers in and transfers out at fair value as of the beginning of the period. The Asset Director Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ended June 30, 2013, there have been no changes in the valuation methodologies and the Asset Director Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

	Socially Responsive Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
Common Stocks	$5,908,377	$–	$–	$5,908,377
Money Market Mutual Funds	425,000	–	–	425,000
Total	$6,333,377	$–	$–	$6,333,377

It is the Socially Responsive Portfolio's policy to recognize transfers in and transfers out at fair value as of the beginning of the period. The Socially Responsive Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

1.  Organization and Summary of Significant Accounting Policies (continued)

For the period ended June 30, 2013, there have been no changes in the valuation methodologies and the Socially Responsive Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The Fund's Board of Directors has the primary responsibility for fair value measurements and has delegated the responsibility of the daily valuation process to the fund accountant and the Investment Advisor, OneAmerica Asset Management, LLC ("OAM"). The fund accountant, pursuant to the valuation policies and procedures adopted by the Board of Directors, is responsible for obtaining prices, testing valuation, and evaluating the integrity of the routine pricing process. The fund accountant is aided in its efforts by OAM, which are responsible for establishing the criteria for determining fair value of investments when prices are not readily available and communicating such information to the fund accountant. When determining the reliability of independent pricing services for investments owned by the Fund, the fund accountant, in conjunction with OAM, conducts due diligence reviews of the pricing process, including methodology, and monitors the quality of security prices received through various testing reports.

The categorization of the fair value measurements of investments priced by independent pricing services was based upon judgment of the inputs and methodologies used by the independent pricing services to value different asset classes. The Fund categorizes such fair value measurements based upon asset classes and the underlying observable or unobservable inputs used to value such investments.

1  Refer to Schedule of Investments for industry classifications.

Money Market Portfolio

The Money Market Portfolio securities, excluding money market mutual funds, are valued at amortized cost. The Money Market Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. OAM is responsible for reviewing this method of valuation to ensure that the Money Market Portfolio's securities are reflected at their fair value.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses are determined on a first-in first-out accounting basis. Discounts and premiums on securities purchased are amortized using the level yield scientific method over the life of the respective securities.

Income and Expense

Dividend income is recorded on the ex-dividend date, and interest income is accrued daily from settlement date. Portfolio expenses are recorded on an accrual basis and are allocated among the portfolios and share classes based on relative net assets or another appropriate allocation method. However, distribution fees are charged only to Advisor Class shares.

Taxes

The Portfolios intend to continue to qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Portfolios policy is to distribute all net investment income and realized capital gains to relieve it from all, or substantially all, federal income taxes. Accordingly, no tax provision is recorded in the financial statements.

Dividend and Capital Gain Distributions

For the Money Market Portfolio, dividends from net investment income are accrued daily and paid monthly. Also, if applicable, capital gain distributions are declared and paid annually. For all other Portfolios, dividends from net investment income and distributions from net realized gains on investments are declared and paid at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  Related Party Transactions

On March 31, 2006, AUL purchased 350,000 shares of the Socially Responsive Portfolio for $3,500,000. The purchase was split evenly between the Class O and Advisor Class shares of the Portfolio (175,000 shares of Class O and 175,000 shares of the Advisor Class). As of June 30, 2013, AUL's investment at value in the Socially Responsive Portfolio Class O shares and Advisor Class shares is $2,072,133 and $2,027,432, respectively, representing 65% of the Portfolio.

The Fund has an investment advisory agreement with OAM to act as its Investment Advisor. Under the Investment Advisory Agreement, the Investment Advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

Value	0.50%
Money Market	0.40%
Investment Grade Bond	0.50%
Asset Director	0.50%
Socially Responsive	0.70%

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

2.  Related Party Transactions (continued)

For Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio and Asset Director Portfolio, OAM has contractually agreed that its fees may be reduced if the aggregate expenses of the Portfolios exceed 1% (1.3% for the Advisor Class) of the average daily net assets of the respective portfolios during the year. To the extent that OAM has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1% (1.3% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 3 years, provided that the aggregate expenses in any given year do not exceed 1% (1.3% for the Advisor Class) of the average daily net assets in that year. Additionally, the total amount of any increase in OAM's fees will not exceed the amount of the prior fee reduction. Through June 30, 2013, no such expenses have been waived or recouped.

For the Money Market Portfolio, OAM has voluntarily agreed to provide an expense reimbursement to prevent the 1-day yield (excluding gains/losses) from falling below 0.0%. For the period ended June 30, 2013, OAM reimbursed $350,698 as a result of this voluntary agreement. OAM will not recoup any of this expense reimbursement.

For the Socially Responsive Portfolio, OAM has contractually agreed that its fees may be reduced and other expenses reimbursed if the aggregate expenses exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets during the year. To the extent that OAM has reduced its advisory fees to prevent aggregate expenses from exceeding 1.2% (1.5% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 3 years, provided that the aggregate expenses in any given year do not exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets in that year. The total amount of any increase in OAM's fees will not exceed the amount of the prior fee reduction.

Year Waived	Amount Waived	Final Recoupment Year
2011	$25,336	2014
2012	$23,561	2015
2013	$13,634	2016

As of June 30, 2013, $63,938 in waived fees is due from OAM for the applicable portfolios. Other than the Socially Responsive Portfolio, OAM may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The total investment advisory fees incurred for the period ended June 30, 2013 were $2,048,928 for all portfolios.

The Fund has agreed to pay OneAmerica Securities, Inc., a wholly owned subsidiary of AUL, a plan fee as prescribed by Rule 12b-1 under the 1940 Act. The plan fee is used by AUL for distribution-related services and other investor services with respect to the Advisor Class. The total fees incurred for the period ended June 30, 2013 for all portfolios were $200,778.

3.  Other Service Agreements

The Fund has agreements with The BNY Mellon Asset Servicing (Bank) whereby the Bank serves as custodian of the securities and other assets of the Fund, as the fund administrator and as the fund accountant. The Fund has an agreement with BNY Mellon Performance and Risk Analytics, LLC. (BNYM) whereby BNYM performs the stress testing of the Money Market Portfolio. The Fund has an agreement with U.S. Bancorp Fund Services, LLC. (USBFS) whereby USBFS serves as the Fund's transfer agent.

Distribution and Servicing (12b-1) Plan

Under a plan of distribution and service pertaining to the Advisor Class shares adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act ("Plan"), the Fund pays insurance companies, broker-dealers, banks, plan sponsors and recordkeepers, and other financial institutions ("Authorized Firms") an aggregate fee in an amount not to exceed on an annual basis 0.30% of the average daily net asset value attributable to the Advisor Class shares of each portfolio, as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services pursuant to an agreement with an Authorized Firm.

4.  Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and money market mutual funds) during the period ended June 30, 2013 were:

	Portfolio
	Value	Money Market	Investment Grade Bond	Asset Director	Socially Responsive
Common Stock:
Purchases	$12,156,198	$–	$–	$6,383,984	$890,394
Proceeds from sales	37,367,074	–	–	38,628,811	284,884
Corporate Bonds:
Purchases	–	–	27,509,882	26,311,682	–
Proceeds from sales and maturities	–	–	28,951,496	24,832,451	–
Government Bonds:
Purchases	–	–	10,728,901	19,818,570	–
Proceeds from sales and maturities	–	–	18,520,848	22,454,027	–
Preferred Stock:
Purchases	–	–	–	–	–
Proceeds from sales	–	–	1,009,125	1,009,125	–

Common stock activity includes mutual fund trades.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

5.  Authorized Capital Shares

The Fund has 620,000,000 authorized shares of $.001 par value capital stock, which includes 8,000,000 unallocated shares. The remaining shares are allocated to each of the Fund's portfolios as follows:

Value Portfolio – Class O	25,000,000
Value Portfolio – Advisor Class	12,000,000
Money Market Portfolio – Class O	400,000,000
Money Market Portfolio – Advisor Class	80,000,000
Investment Grade Bond Portfolio – Class O	25,000,000
Investment Grade Bond Portfolio – Advisor Class	12,000,000
Asset Director Portfolio – Class O	36,000,000
Asset Director Portfolio – Advisor Class	12,000,000
Socially Responsive Portfolio – Class O	5,000,000
Socially Responsive Portfolio – Advisor Class	5,000,000
612,000,000

6.  Unrealized Appreciation (Depreciation)

Unrealized appreciation (depreciation) for tax purposes at June 30, 2013, is:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Value	$188,764,273	$70,267,234	$(6,571,461)	$63,695,773
Money Market	131,386,623	–	–	–
Investment Grade Bond	125,529,902	3,634,952	(2,339,532)	1,295,420
Asset Director	254,013,595	57,664,525	(5,004,011)	52,660,514
Socially Responsive	5,112,450	1,312,552	(91,625)	1,220,927

The difference between book and tax basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses in wash sales and the realization for tax purposes of income on certain distressed securities.

7.  Shareholders

Shareholders, shares outstanding and percentage owned at June 30, 2013, are:

	Value Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL American Unit Trust	2,417,451	26.6%	331,212	31.7%
AUL Group Retirement Annuity Separate Account II	2,359,881	26.0%	714,749	68.3%
AUL Pooled Separate Accounts	2,446,600	26.9%	–	–
AUL American Individual Unit Trust	249,934	2.7%	–	–
AUL American Individual Variable Annuity Unit Trust	1,242,896	13.7%	–	–
AUL American Individual Variable Life Unit Trust	374,150	4.1%	–	–
	9,090,912	100.0%	1,045,961	100.0%
	Money Market Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL American Unit Trust	16,831,896	15.7%	6,416,275	27.0%
AUL Group Retirement Annuity Separate Account II	61,859,291	57.5%	17,321,682	73.0%
AUL Pooled Separate Accounts	411,172	0.4%	–	–
AUL American Individual Unit Trust	1,561,230	1.5%	–	–
AUL American Individual Variable Annuity Unit Trust	22,191,539	20.6%	–	–
AUL American Individual Variable Life Unit Trust	4,644,550	4.3%	–	–
	107,499,678	100.0%	23,737,957	100.0%

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

7.  Shareholders (continued)

	Investment Grade Bond Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL American Unit Trust	1,761,203	16.4%	321,836	46.7%
AUL Group Retirement Annuity Separate Account II	3,322,567	31.0%	366,802	53.3%
AUL Pooled Separate Accounts	1,603,328	15.0%	–	–
AUL American Individual Unit Trust	163,349	1.5%	–	–
AUL American Individual Variable Annuity Unit Trust	3,380,711	31.6%	–	–
AUL American Individual Variable Life Unit Trust	482,253	4.5%	–	–
	10,713,411	100.0%	688,638	100.0%
	Asset Director Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL American Unit Trust	4,293,406	35.6%	1,342,278	35.5%
AUL Group Retirement Annuity Separate Account II	5,988,494	49.7%	2,436,750	64.5%
AUL American Individual Unit Trust	191,815	1.6%	–	–
AUL American Individual Variable Annuity Unit Trust	1,161,920	9.7%	–	–
AUL American Individual Variable Life Unit Trust	409,384	3.4%	–	–
	12,045,019	100.0%	3,779,028	100.0%
	Socially Responsive Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL	189,288	57.4%	185,476	74.1%
AUL American Unit Trust	134,923	40.9%	58,427	23.3%
AUL Group Retirement Annuity Separate Account II	5,473	1.7%	6,466	2.6%
	329,684	100.0%	250,369	100.0%

8.  Federal Tax Information

The tax components of dividends paid for the periods ended December 31, 2012 and December 31, 2011 were as follows:

	Value		Money Market
	12/31/12	12/31/11	12/31/12	12/31/11
Ordinary income	$4,523,868	$3,803,654	$–	$40
Long-term capital gains	–	–	127	63
Return of Capital	773	–	–	–
	Investment Grade Bond		Asset Director
	12/31/12	12/31/11	12/31/12	12/31/11
Ordinary income	$4,556,217	$5,501,856	$7,224,463	$6,416,272
Long-term capital gains	2,376,287	1,223,669	1,478,373	6,455,448
	Socially Responsive
	12/31/12	12/31/11
Ordinary income	$47,929	$33,757
Long-term capital gains	–	–

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

	Value	Money Market	Investment Grade Bond	Asset Director	Socially Responsive
Undistributed ordinary income	$–	$–	$–	$94,653	$10
Undistributed long-term gain	–	61	108,456	–	–

Undistributed ordinary income amounts include distributions from short-term capital gains.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

8.  Federal Tax Information (continued)

For the period ended December 31, 2012, the reclassification arising from book/tax differences resulted in increases/decreases that were primarily due to the return of capital or principal paydown adjustments to the components of net assets were as follows:

	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Paid in Capital
Value Portfolio	$773	$–	$(773)
Investment Grade Bond Portfolio	381,394	(381,394)	–
Asset Director Portfolio	314,479	(314,479)	–

For federal income tax purposes, the Portfolios indicated below have capital loss carryforwards as of December 31, 2012 which are available to offset future capital gains, if any, to the extent allowed by the Internal Revenue Code. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 ("post-enactment losses") for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

	Capital Loss Carryforward	Expiration	Character
Value Portfolio	$6,294,000	2017	Short-term
Value Portfolio	2,383,485	Unlimited	Long-term
Socially Responsive Portfolio	108,794	2016	Short-term
Socially Responsive Portfolio	182,856	2017	Short-term
Socially Responsive Portfolio	136,031	2018	Short-term
Socially Responsive Portfolio	268,850	Unlimited	Long-term

The Fund has no Internal Revenue Service or state examinations in progress and none are expected at this time.

Management of the Fund has reviewed all open tax years (2009-2012) of major jurisdictions and concluded that there are no significant uncertainties that would impact the Fund's net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

9.  Indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

10.  Risks and Contingencies

The Fund may invest in mortgage related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund have unsettled or open transactions will default. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and fixed income securities.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

11.  New and Recently Adopted Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board ("FASB") issued authoritative guidance which clarifies or updates requirements for measuring fair value and for disclosing information about fair value measurements. The guidance primarily clarifies existing fair value measurement guidance and requires several new disclosures. The effective date is for interim and annual periods beginning after December 15, 2011. The adoption of this guidance expanded required disclosures, but did not have any impact on the Statements of Assets and Liabilities or the Statements of Operations.

In December 2011, the FASB issued guidance that enhances current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financials instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the Statements of Assets and Liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Funds do not currently invest in master netting agreements or similar agreements, therefore this requirement in not applicable.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Value Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2013 (unaudited)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Per Share Operating Performance:
Net investment income[1]	$0.18	$0.39	$0.30	$0.28	$0.27	$0.44
Net gain (loss) on investments	2.97	2.22	(0.79)	2.19	4.03	(9.67)
Total from investment operations	3.15	2.61	(0.49)	2.47	4.30	(9.23)
Shareholder distributions
Net investment income	–	(0.41)	(0.31)	(0.29)	(0.28)	(0.48)
Realized gain	–	–	–	–	–	(0.92)
Net increase (decrease)	3.15	2.20	(0.80)	2.18	4.02	(10.63)
Net asset value at beginning of period	21.78	19.58	20.38	18.20	14.18	24.81
Net asset value at end of period	$24.93	$21.78	$19.58	$20.38	$18.20	$14.18
Total Return[2]	14.5%	13.3%	(2.4%)	13.5%	30.3%	(36.9%)
Supplemental Data:
Net assets, end of period (000)	$226,661	$220,148	$219,733	$242,837	$230,501	$191,208
Ratio to average net assets:
Expenses	0.59%[3]	0.58%	0.59%	0.60%	0.60%	0.59%
Net investment income	1.49%[3]	1.84%	1.47%	1.51%	1.78%	2.12%
Portfolio turnover rate	5%	8%	8%	10%	12%	11%
	Value Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2013 (unaudited)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Per Share Operating Performance:
Net investment income[1]	$0.14	$0.32	$0.24	$0.23	$0.23	$0.38
Net gain (loss) on investments	2.96	2.20	(0.77)	2.16	3.99	(9.58)
Total from investment operations	3.10	2.52	(0.53)	2.39	4.22	(9.20)
Shareholder distributions
Net investment income	–	(0.35)	(0.25)	(0.24)	(0.24)	(0.42)
Realized gain	–	–	–	–	–	(0.92)
Net increase (decrease)	3.10	2.17	(0.78)	2.15	3.98	(10.54)
Net asset value at beginning of period	21.61	19.44	20.22	18.07	14.09	24.63
Net asset value at end of period	$24.71	$21.61	$19.44	$20.22	$18.07	$14.09
Total Return[2]	14.3%	13.0%	(2.7%)	13.2%	29.9%	(37.1%)
Supplemental Data:
Net assets, end of period (000)	$25,842	$25,541	$26,267	$28,867	$23,148	$17,949
Ratio to average net assets:
Expenses	0.89%[3]	0.88%	0.89%	0.90%	0.90%	0.90%
Net investment income	1.19%[3]	1.53%	1.18%	1.22%	1.47%	1.84%
Portfolio turnover rate	5%	8%	8%	10%	12%	11%

1  Net investment income is calculated based on average shares outstanding.

2  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

3  Annualized.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Money Market Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2013 (unaudited)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Per Share Operating Performance:
Net investment income[1]	$–	$–	$–	$	–[2]	$0.001	$0.021
Net gain on investments	–	–[2]	–[2]		–	–	–
Total from investment operations	–	–	–		–	0.00	0.02
Shareholder distributions
Net investment income	–	–	–		–	(0.001)	(0.021)
Realized gain	–	–	–		–	–	–
Net increase	–	–	–		–	–	–
Net asset value at beginning of period	1.00	1.00	1.00		1.00	1.00	1.00
Net asset value at end of period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total Return[3]	0%[4]	0%[4]	0%[4]		0%[4]	0.10	2.1%
Supplemental Data:
Net assets, end of period (000)	$107,500	$123,344	$153,127		$162,523	$196,110	$247,550
Ratio to average net assets:
Expenses	0.09%[5]	0.10%	0.11%		0.20%	0.48%	0.49%
Expenses before waived fees and reimbursed expenses	0.54%[5]	0.53%	0.53%		0.53%	0.52%	0.49%
Net investment income	0.00%[5]	0.00%	0.00%		0.01%	0.11%	2.10%
	Money Market Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2013 (unaudited)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Per Share Operating Performance:
Net investment income[1]	$–	$ –[2]	$ –[2]	$	–[2]	$ –[2]	$0.018
Net gain on investments	–	–[2]	–[2]		–	–	–
Total from investment operations	–	–	–		–	–	0.018
Shareholder distributions
Net investment income	–	–	–		–[2]	–[2]	(0.018)
Realized gain	–	–[2]	–[2]		–	–	–
Net increase	–	–	–		–	–	–
Net asset value at beginning of period	1.00	1.00	1.00		1.00	1.00	1.00
Net asset value at end of period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total Return[3]	0%[4]	0%[4]	0%[4]		0%[4]	0%[4]	1.9%
Supplemental Data:
Net assets, end of period (000)	$23,738	$28,824	$31,374		$33,869	$33,396	$41,968
Ratio to average net assets:
Expenses	0.09%[5]	0.10%	0.11%		0.20%	0.56%	0.79%
Expenses before waived fees and reimbursed expenses	0.84%[5]	0.83%	0.83%		0.83%	0.81%	0.79%
Net investment income	0.00%[5]	0.00%	0.00%		0.01%	0.03%	1.80%

1  Net investment income is calculated based on average shares outstanding.

2  Less than $0.005.

3  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

4  Less than .05%.

5  Annualized.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Investment Grade Bond Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2013 (unaudited)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Per Share Operating Performance:
Net investment income[1]	$0.13	$0.31	$0.40	$0.46	$0.53	$0.56
Net gain (loss) on investments	(0.41)	0.18	0.43	0.36	1.06	(0.68)
Total from investment operations	(0.28)	0.49	0.83	0.82	1.59	(0.12)
Shareholder distributions
Net investment income	–	(0.36)	(0.42)	(0.48)	(0.57)	(0.58)
Realized gain	–	(0.23)	(0.14)	(0.16)	(0.07)	–
Net increase (decrease)	(0.28)	(0.10)	0.27	0.18	0.95	(0.70)
Net asset value at beginning of period	11.49	11.59	11.32	11.14	10.19	10.89
Net asset value at end of period	$11.21	$11.49	$11.59	$11.32	$11.14	$10.19
Total Return[2]	(2.5%)	4.2%	7.4%	7.3%	15.5%	(1.0%)
Supplemental Data:
Net assets, end of period (000)	$120,075	$135,591	$138,673	$138,882	$131,261	$127,495
Ratio to average net assets:
Expenses	0.65%[3]	0.63%	0.64%	0.65%	0.66%	0.64%
Net investment income	2.29%[3]	2.66%	3.40%	3.96%	4.83%	5.14%
Portfolio turnover rate	29%	52%	48%	51%	58%	20%
	Investment Grade Bond Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2013 (unaudited)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Per Share Operating Performance:
Net investment income[1]	$0.11	$0.28	$0.36	$0.42	$0.49	$0.52
Net gain (loss) on investments	(0.41)	0.17	0.43	0.35	1.05	(0.66)
Total from investment operations	(0.30)	0.45	0.79	0.77	1.54	(0.14)
Shareholder distributions
Net investment income	–	(0.32)	(0.38)	(0.45)	(0.53)	(0.55)
Realized gain	–	(0.23)	(0.14)	(0.16)	(0.07)	–
Net increase (decrease)	(0.30)	(0.10)	0.27	0.16	0.94	(0.69)
Net asset value at beginning of period	11.44	11.54	11.27	11.11	10.17	10.86
Net asset value at end of period	$11.14	$11.44	$11.54	$11.27	$11.11	$10.17
Total Return[2]	(2.6%)	3.9%	7.0%	6.9%	15.2%	(1.2%)
Supplemental Data:
Net assets, end of period (000)	$7,672	$8,638	$8,866	$7,694	$5,643	$4,578
Ratio to average net assets:
Expenses	0.95%[3]	0.93%	0.94%	0.95%	0.96%	0.94%
Net investment income	1.99%[3]	2.36%	3.10%	3.65%	4.51%	4.86%
Portfolio turnover rate	29%	52%	48%	51%	58%	20%

1  Net investment income is calculated based on average shares outstanding.

2  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

3  Annualized.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Asset Director Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2013 (unaudited)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Per Share Operating Performance:
Net investment income[1]	$0.17	$0.38	$0.36	$0.36	$0.38	$0.52
Net gain (loss) on investments	1.23	1.37	(0.22)	1.53	3.01	(5.26)
Total from investment operations	1.40	1.75	0.14	1.89	3.39	(4.74)
Shareholder distributions
Net investment income	–	(0.42)	(0.38)	(0.36)	(0.39)	(0.57)
Realized gain	–	(0.11)	(0.36)	–	–	(0.33)
Net increase (decrease)	1.40	1.22	(0.60)	1.53	3.00	(5.64)
Net asset value at beginning of period	18.08	16.86	17.46	15.93	12.93	18.57
Net asset value at end of period	$19.48	$18.08	$16.86	$17.46	$15.93	$12.93
Total Return[2]	7.7%	10.4%	0.8%	11.8%	26.2%	(25.4%)
Supplemental Data:
Net assets, end of period (000)	$234,657	$241,500	$231,822	$243,308	$224,272	$190,669
Ratio to average net assets:
Expenses	0.59%[3]	0.59%	0.60%	0.61%	0.61%	0.60%
Net investment income	1.76%[3]	2.11%	2.06%	2.17%	2.73%	3.12%
Portfolio turnover rate	17%	28%	24%	20%	19%	22%
	Asset Director Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2013 (unaudited)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Per Share Operating Performance:
Net investment income[1]	$0.14	$0.32	$0.31	$0.31	$0.34	$0.48
Net gain (loss) on investments	1.23	1.36	(0.23)	1.51	2.98	(5.26)
Total from investment operations	1.37	1.68	0.08	1.82	3.32	(4.78)
Shareholder distributions
Net investment income	–	(0.36)	(0.32)	(0.31)	(0.35)	(0.52)
Realized gain	–	(0.11)	(0.36)	–	–	(0.33)
Net increase (decrease)	1.37	1.21	(0.60)	1.51	2.97	(5.63)
Net asset value at beginning of period	17.97	16.76	17.36	15.85	12.88	18.51
Net asset value at end of period	$19.34	$17.97	$16.76	$17.36	$15.85	$12.88
Total Return[2]	7.6%	10.0%	0.5%	11.5%	25.8%	(25.7%)
Supplemental Data:
Net assets, end of period (000)	$73,075	$78,400	$78,471	$73,473	$49,586	$35,634
Ratio to average net assets:
Expenses	0.89%[3]	0.89%	0.90%	0.91%	0.91%	0.90%
Net investment income	1.47%[3]	1.81%	1.77%	1.89%	2.42%	2.87%
Portfolio turnover rate	17%	28%	24%	20%	19%	22%

1  Net investment income is calculated based on average shares outstanding.

2  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

3  Annualized.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Socially Responsive Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2013 (unaudited)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Per Share Operating Performance:
Net investment income[1]	$0.04	$0.11	$0.07	$0.09	$0.07	$0.11
Net gain (loss) on investments	1.24	0.86	(0.39)	0.84	1.92	(3.94)
Total from investment operations	1.28	0.97	(0.32)	0.93	1.99	(3.83)
Shareholder distributions
Net investment income	–	(0.11)	(0.08)	(0.09)	(0.06)	(0.12)
Realized gain	–	–	–	–	–	–
Net increase (decrease)	1.28	0.86	(0.40)	0.84	1.93	(3.95)
Net asset value at beginning of period	9.67	8.81	9.21	8.37	6.44	10.39
Net asset value at end of period	$10.95	$9.67	$8.81	$9.21	$8.37	$6.44
Total Return[2]	13.2%	11.0%	(3.5%)	11.2%	30.9%	(36.8%)
Supplemental Data:
Net assets, end of period (000)	$3,609	$2,576	$2,357	$2,638	$2,296	$1,642
Ratio to average net assets:
Expenses	1.20%[3]	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses before waived fees and reimbursed expenses	1.69%[3]	1.68%	1.67%	3.01%	3.70%	2.74%
Net investment income	0.81%[3]	1.12%	0.78%	1.07%	0.97%	1.30%
Portfolio turnover rate	6%	6%	11%	16%	7%	14%
	Socially Responsive Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2013 (unaudited)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Per Share Operating Performance:
Net investment income[1]	$0.03	$0.08	$0.04	$0.07	$0.05	$0.09
Net gain (loss) on investments	1.23	0.86	(0.39)	0.85	1.91	(3.94)
Total from investment operations	1.26	0.94	(0.35)	0.92	1.96	(3.85)
Shareholder distributions
Net investment income	–	(0.08)	(0.05)	(0.07)	(0.04)	(0.09)
Realized gain	–	–	–	–	–	–
Net increase (decrease)	1.26	0.86	(0.40)	0.85	1.92	(3.94)
Net asset value at beginning of period	9.67	8.81	9.21	8.36	6.44	10.38
Net asset value at end of period	$10.93	$9.67	$8.81	$9.21	$8.36	$6.44
Total Return[2]	13.0%	10.7%	(3.8%)	10.9%	30.6%	(37.1%)
Supplemental Data:
Net assets, end of period (000)	$2,737	$2,422	$2,441	$2,512	$2,227	$1,427
Ratio to average net assets:
Expenses	1.50%[3]	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses before waived fees and reimbursed expenses	2.00%[3]	1.98%	1.98%	3.32%	3.98%	3.07%
Net investment income	0.52%[3]	0.82%	0.49%	0.77%	0.68%	1.06%
Portfolio turnover rate	6%	6%	11%	16%	7%	14%

1  Net investment income is calculated based on average shares outstanding.

2  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

3  Annualized.

The accompanying notes are an integral part of the financial statements.

OTHER INFORMATION (unaudited)

Advisory Agreement

At a meeting of the Board of Directors held on February 22, 2013, the Board approved the Investment Advisory Agreement between the Fund and its Investment Advisor, OAM. In considering this matter, the Board considered the nature and extent and quality of services provided, the investment performance of the portfolios, the costs of services and profitability of the Advisor, economies of scale realized by the Fund, and any fallout benefits realized by virtue of the arrangement between the Fund and the Advisor.

The Board considered the quality of the Fund's investment management over both the short and long-term periods, and took into account the organizational depth and stability of the Advisor. The Advisor's portfolio managers have extensive education and experience, several earning MBAs and CFA designations. The team oversees the management of a sizeable portfolio. The Advisor's Chief Compliance Officer has been in the investment management business since 2007. The Advisor adheres to a sound, disciplined investment management process, and the portfolio management team has considerable experience, stability and depth. The Board concluded that the Advisor's experience, stability, depth and performance, among other factors, warranted approval of the Investment Advisory Agreement.

The Board next considered the performance of the portfolios, including any periods of relative out-performance or underperformance.

The Board also reviewed the fees and total expenses of the portfolios (each as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other similar portfolios. They also reviewed the financial strength of the Advisor, ratings from the various rating agencies, and the fee charged by the Advisor for the services under the agreement.

Finally, the Board reviewed the economies of scale and fall out benefits.

Based on the information provided to the Fund's Board of Directors and the considerations and conclusions above, the Board concluded that the factors considered justified the approval of the Investment Advisory Agreement for a period of one year continuing until the regularly scheduled meeting of the Board of Directors in February, 2014.

Proxy Voting Policies and Procedures

A description of the polices and procedures that the Fund uses to determine how to vote proxies relating to securities held in each portfolio is available, without charge and upon request, by calling 1-800-249-6269 (x1241). This information is also available by accessing the SEC website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling 1-800-249-6269 (x1241). Furthermore, you can obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.

Availability of Monthly Portfolio Schedule

The Money Market Portfolio files its complete schedule of portfolio holdings with the SEC on Form N-MFP. Also the schedule of portfolio holdings can be found at www.oneamericafunds.com. The SEC filing is available upon request by calling 1-800-249-6269(x1241) or a copy of the filing can be obtained at the SEC website at www.sec.gov, or the SEC's Public Reference Room in Washington, D.C.

MANAGEMENT OF THE FUND (unaudited)

Management Information

Overall responsibility for management of the Fund rests with the Board of Directors, who are elected by the shareholders of the Fund. Each member of the Board of Directors is responsible for 5 portfolios in the fund complex. The Directors elect the officers of the Fund to actively supervise its day-to-day activities. The Directors and officers of the Fund can be reached at OneAmerica Funds, Inc. c/o Legal Department, One American Square, Indianapolis, IN 46282.

Board Members of the Fund

Name and Year of Birth	Current Position with the Fund	Director Since	Principal Occupation(s) During the Past 5 Years	Other Directorships held by Director
Interested Directors
Joseph E. DeGroff[1], 1953	• Chairman of the Board	11/4/2010	• Partner, Ice Miller, LLP (Law Firm) (1996 to present)	• None
Elaine E. Bedel[1], 1952	• Director	2/22/2013	• President, Bedel Financial Consulting, Inc. (1989 to present)	• Myfinancialadvice, Inc.
Independent Directors
Gilbert F. Viets, 1943	• Chairman of the Audit Committee & Lead Independent Director	9/27/2004	• Deputy Commissioner and Chief of Staff, Indiana Department of Transportation (12/2006 until his retirement in 11/2008)	• St. Vincent Hospital, Indianapolis
Stephen J. Helmich, 1949	• Director	12/17/2004	• President, Cathedral High School (1999 to present)	• None
Dr. James L. Isch, 1950	• Director	11/12/2009	• Chief Operating Officer, NCAA (9/2010 to present) • Interim President, NCAA (9/2009 to 9/2010) • Senior Vice President of Administration and CFO, NCAA (1998 to 9/2009)	• None

1  These individuals are "interested persons" as defined by Section 2(a)(19) of the Investment Company Act of 1940.

MANAGEMENT OF THE FUND (unaudited) (continued)

Officers of the Fund

Name and Year of Birth	Current Position with the Fund	Officer Since	Principal Occupation(s) During the Past 5 Years
J. Scott Davison, 1964	• President	8/15/2008	• Executive Vice President, American United Life Insurance Company® (3/2011 to present); Chief Financial Officer, American United Life Insurance Company® (6/2004 to 3/2011)
Christopher D. Pohl, 1971	• Treasurer	11/16/2012	• Vice President, Financial Operations, American United Life Insurance Company® (8/2010 to present); Staff VP, Finance, WellPoint, Inc. (5/2005 to 8/2010)
Richard M. Ellery, 1971	• Secretary	8/24/2007	• President, OneAmerica Securities, Inc. (5/2012 to present), Associate General Counsel, American United Life Insurance Company® (1/2007 to present)
Stephen L. Due, 1977	• Assistant Secretary	11/4/2010	• Assistant General Counsel, American United Life Insurance Company® (6/2007 to present)
Susan E. Uhl, 1958	• Anti-Money Laundering Officer	5/18/2007	• Associate General Counsel, American United Life Insurance Company® (5/2013-present); Assistant General Counsel, American United Life Insurance Company® (2007-5/2013)

OneAmerica® Funds, Inc.

One American Square, P.O. Box 368

Indianapolis, IN 46206-0368

(317) 285-1111

www.oneamericafunds.com

© 2012 American United Life Insurance Company®. All rights reserved. OneAmerica® and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

P-13959 6/30/13

ITEM 2.  CODE OF ETHICS.

Not applicable with semiannual filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable with semiannual filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable with semiannual filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable with semiannual filing.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)         The President and Treasurer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing of this report.

(b)         There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable with semiannual filing.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

(b)  Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) are attached hereto.

ONEAMERICA FUNDS, INC. One American Square, P.O. Box 368 Indianapolis, IN 46206-0368	Phone (317) 285-1877

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OneAmerica Funds, Inc.

By (Signature and Title)*	/s/ J. Scott Davison
J. Scott Davison, President

Date	9/6/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ J. Scott Davison
J. Scott Davison, President

Date	9/6/2013

By (Signature and Title)*	/s/ Jennifer D. Pressley
Jennifer D. Pressley, Treasurer

Date	9/5/2013

* Print the name and title of each signing officer under his or her signature.